ALLIANCE MUNICIPAL INCOME FUND II

ANNUAL REPORT
SEPTEMBER 30, 1997

ALLIANCE CAPITAL


LETTER TO SHAREHOLDERS                        ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

October 29, 1997

Dear Shareholder:

We are pleased to report municipal market activity and investment results for Alliance Municipal Income Fund II's fiscal reporting period ended September 30, 1997. Over the past six- and twelve-month periods, all of the Fund's Portfolios produced excellent total returns and outperformed their respective benchmarks, the state specific Lipper Municipal Debt Funds Averages.


ALLIANCE MUNICIPAL INCOME FUND II - CLASS A SHARES

Periods Ended September 30, 1997

                     TOTAL        LIPPER      MORNINGSTAR
                     RETURN       RANKING*     RATING**
PORTFOLIO           12 MONTHS    12 MONTHS     OVERALL
--------------     -----------  -----------  -------------
Arizona               10.54%       #1/35        ****
Florida               10.14%       #5/63        *****
Massachusetts         11.14%       #1/52        *****
Michigan              11.05%       #1/49        ****
Minnesota              9.93%       #1/45        ***
New Jersey            10.01%       #1/57        ****
Ohio                  11.60%       #1/53        *****
Pennsylvania          10.85%       #1/62        ****
Virginia              11.32%       #1/32        *****


* SINCE INCEPTION LIPPER RANKINGS ARE BASED ON THE CLOSEST MONTH END TO EACH PORTFOLIO'S INCEPTION DATE. FUNDS IN THE LIPPER AVERAGES GENERALLY HAVE SIMILAR INVESTMENT OBJECTIVES, ALTHOUGH SOME MAY HAVE DIFFERENT INVESTMENT POLICIES. INCEPTION DATES AND SINCE INCEPTION LIPPER RANKINGS THROUGH SEPTEMBER 30, 1997
ARE: ARIZONA (6/1/94) IS #2 OF 22; FLORIDA  (6/25/93) IS #3 OF 29;
MASSACHUSETTS (3/29/94) IS #1 OF 37; MICHIGAN (2/25/94) IS #1 OF 33; MINNESOTA (6/25/93) IS #3 OF 22; NEW JERSEY (6/25/93) IS #2 OF 26; OHIO (6/25/93) IS #2
OF 29; PENNSYLVANIA (6/25/93) IS #1 OF 35; AND VIRGINIA (4/29/94) IS #1 OF 26.

** MORNINGSTAR PROPRIETARY RATINGS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AS OF 9/30/97. THESE RATINGS MAY CHANGE MONTHLY AND ARE CALCULATED FROM EACH PORTFOLIO'S 3-YEAR AVERAGE ANNUAL RETURNS IN EXCESS OF 90-DAY TREASURY BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS AND A RISK FACTOR THAT REFLECTS PORTFOLIO PERFORMANCE BELOW 90-DAY TREASURY BILL RETURNS. TEN PERCENT OF FUNDS IN AN INVESTMENT OBJECTIVE RECEIVE FIVE STARS, 22.5% RECEIVE FOUR STARS, AND 35% RECEIVE THREE STARS.

    BECAUSE EACH OF THE PORTFOLIOS IS LESS THAN FIVE YEARS OLD, THE OVERALL MORNINGSTAR RANKING REFLECTS THE THREE YEAR RATING AND IS THE ONLY RATING ISSUED FOR EACH PORTFOLIO.

    THE FUND'S INVESTMENT RESULTS ARE CUMULATIVE TOTAL RETURNS FOR THE PERIODS AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. FOR ADDITIONAL PERFORMANCE INFORMATION, SEE PAGE 4.


Additionally, eight of the Fund's nine portfolios achieved the #1 ranking of all state specific municipal income funds in their respective peer groups tracked by Lipper for the 12 months ended September 30, 1997. Lipper rankings are based on total returns at net asset value, without the imposition of the maximum 4.25% sales charge, which would reduce total return figures. Eight of the nine portfolios also received one of Morningstar's top ratings for risk-adjusted performance--either four or five stars. The portfolios were ranked among 1,374 municipal funds for the three-year period ended September 30, 1997.

MARKET OVERVIEW
For the fiscal year ended September 30, 1997, municipal bonds delivered a third consecutive year of excellent returns to investors. Following the trend established in 1996, interest rates remained within a trading range, driven by mild volatility in economic indicators more than by secular movement toward significantly higher (or lower) yields. Municipal bond yield ratios, relative to taxable investments, improved as the threat of significant tax reform subsided. Credit ratings of municipal issuers saw a marked improvement during the year due to higher than anticipated revenues derived from a strong domestic economy. This stable rate and taxation environment combined with improving municipal credit quality resulted in municipal bonds producing some of the most attractive returns in the fixed income markets year-to-date.

During the third quarter of 1997, the pace of new issuance of municipal debt picked up after a slow first half. The decline in interest rates during the latter half of the year is expected to produce new issue volume exceeding 1996 levels. Demand has more than matched this supply due to reinvestment of proceeds from maturing or called bonds, continued reallocation of stock market profits to bonds and a surge in money from bank trust departments converting common fund assets into mutual fund assets.

INVESTMENT STRATEGY
The Alliance Municipal Income Fund II Portfolios seek to provide shareholders with high current tax-free income. At the same time, the Portfolios are managed to maintain relative stability of principal without sacrificing competitive returns.


1



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

The average credit quality of the securities in the portfolios continues to be very high. The management team has chosen to focus on higher quality bonds due to the yield compression between lower quality issues and higher quality issues in the market. This compression of yields exists for two reasons. First, the municipal bond market is income-driven. Because of the benefit of tax exempt income, tremendous investor demand exists with little regard for risk. Second, the ready availability and affordability of bond insurance has led to a record number of issues marketed with credit enhancement. This has dramatically increased the number of high grade issues in the market. At Alliance, we believe that there is currently better value in the high quality segment of the municipal market and we will continue to focus on this sector until conditions change.

OUTLOOK
We believe that 1998 should be another good year for fixed income investors, although there is the possibility that inflationary pressures may begin to surface because of strength in the domestic U.S. economy. However, we expect interest rates to remain in a narrow range, with levels trending lower in the future. We would consider any backup in rates as an opportunity to lock in attractive yields and to improve portfolio call protection. Overall, we believe that inflation will remain in check, demand for investments will be strong and that the environment for fixed income investors will be positive.

We appreciate your investment in Alliance Municipal Income Fund II and look forward to reporting future investment results.

Sincerely,


John D. Carifa
Chairman and President


Susan P. Keenan
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES             ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

The nine Portfolios of Alliance Municipal Income Fund II, by investing principally in high-yielding, predominantly medium quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state tax that is available without assuming undue risk. These securities generally offer current yield above those of higher quality municipal obligations.


HOW YOUR PORTFOLIO PERFORMED OVER THE PAST SIX MONTHS
_______________________________________________________________________________

The Portfolios' Class A shares total returns for the periods ended September 30, 1997 are shown below. We have also shown, for comparison, returns for the overall municipal bond market, represented by the state specific Lipper Municipal Debt Funds Average. Current yields and returns for Class B and Class C shares are on the next page.


INVESTMENT RESULTS
_______________________________________________________________________________

MUNICIPAL INCOME FUND II - CLASS A SHARES COMPARED TO LIPPER MUNICIPAL DEBT FUNDS AVERAGE

Periods Ended September 30, 1997

                             PORTFOLIO                 PORTFOLIO
                               TOTAL                     TOTAL
                              RETURN        LIPPER       RETURN       LIPPER
                             (AT NAV)-     AVERAGE-     (AT NAV)-    AVERAGE-
                             6 MONTHS     6 MONTHS     12 MONTHS    12 MONTHS
                            ----------    ---------   -----------   ---------
Arizona Portfolio              7.29%        6.11%        10.54%        8.33%
Florida Portfolio              7.32%        6.18%        10.14%        8.02%
Massachusetts Portfolio        8.22%        6.15%        11.14%        8.27%
Michigan Portfolio             8.24%        6.13%        11.05%        8.02%
Minnesota Portfolio            7.38%        5.89%         9.93%        7.79%
New Jersey Portfolio           7.25%        6.04%        10.01%        8.08%
Ohio Portfolio                 7.79%        5.92%        11.60%        7.97%
Pennsylvania Portfolio         7.67%        6.25%        10.85%        8.35%
Virginia Portfolio             8.36%        6.47%        11.32%        8.37%


3



INVESTMENT RESULTS
AS OF SEPTEMBER 30, 1997                      ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                      AVERAGE ANNUAL TOTAL RETURNS                       TAXABLE
                            ----------------------------------------------              EQUIVALENT
                             WITHOUT SALES CHARGE      WITH SALES CHARGE                 YIELD IN
                            ----------------------  ----------------------    30 DAY     36% TAX
                                1        SINCE          1        SINCE         SEC       BRACKET
                               YEAR     INCEPTION      YEAR     INCEPTION     YIELD*     (AT NAV)
                            ----------  ----------  ----------  ----------  ----------  ----------
ARIZONA PORTFOLIO
Class A                       10.54%       8.52%       5.82%       7.12%       4.81%       8.82%
Class B                        9.80%       7.77%       6.80%       7.77%       4.33%       7.75%
Class C                        9.80%       7.77%       8.80%       7.77%       4.32%       7.75%

FLORIDA PORTFOLIO
Class A                       10.14%       6.27%       5.47%       5.20%       5.04%       8.44%
Class B                        9.24%       5.49%       6.24%       5.49%       4.56%       7.34%
Class C                        9.23%       5.49%       8.23%       5.49%       4.56%       7.34%

MASSACHUSETTS PORTFOLIO
Class A                       11.14%      10.19%       6.43%       8.85%       4.88%       9.71%
Class B                       10.52%       9.45%       7.52%       9.45%       4.40%       8.58%
Class C                       10.52%       9.45%       9.52%       9.45%       4.39%       8.58%

MICHIGAN PORTFOLIO
Class A                       11.05%       8.06%       6.32%       6.77%       4.68%       8.58%
Class B                       10.30%       7.31%       7.30%       7.31%       4.19%       7.50%
Class C                       10.30%       7.31%       9.30%       7.31%       4.20%       7.50%

MINNESOTA PORTFOLIO
Class A                        9.93%       5.81%       5.21%       4.75%       4.71%       9.15%
Class B                        9.13%       5.03%       6.13%       5.03%       4.21%       7.92%
Class C                        9.13%       5.03%       8.13%       5.03%       4.22%       7.92%

NEW JERSEY PORTFOLIO
Class A                       10.01%       6.15%       5.36%       5.09%       4.55%       8.55%
Class B                        9.32%       5.38%       6.32%       5.38%       4.03%       7.33%
Class C                        9.32%       5.38%       8.32%       5.38%       4.05%       7.33%

OHIO PORTFOLIO
Class A                       11.60%       6.25%       6.83%       5.19%       4.70%       8.89%
Class B                       10.80%       5.47%       7.80%       5.47%       4.19%       7.70%
Class C                       10.80%       5.47%       9.80%       5.47%       4.20%       7.70%

PENNSYLVANIA PORTFOLIO
Class A                       10.85%       6.76%       6.11%       5.69%       4.99%       8.70%
Class B                        9.95%       5.98%       6.95%       5.98%       4.50%       7.59%
Class C                        9.95%       5.98%       8.95%       5.98%       4.51%       7.59%

VIRGINIA PORTFOLIO
Class A                       11.32%       9.37%       6.59%       8.01%       5.05%       8.65%
Class B                       10.70%       8.64%       7.70%       8.64%       4.58%       7.59%
Class C                       10.70%       8.64%       9.70%       8.64%       4.58%       7.59%


The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Yields are for the 30 days ended September 30, 1997.


4



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

ARIZONA PORTFOLIO
6/30/94 TO 9/30/97

$13,000
$12,000
$11,000
$10,000
$9,000

6/30/94      9/30/95      9/30/96      9/30/97

ARIZONA PORTFOLIO CLASS A AT NAV: $13,202
LIPPER AZ MUNI FUNDS AVERAGE: $12,700
ARIZONA PORTFOLIO CLASS A AT OFFERING: $12,640

FLORIDA PORTFOLIO
6/30/93 TO 9/30/97

$13,000
$12,000
$11,000
$10,000
$9,000

6/30/93      9/30/94      9/30/95      9/30/96      9/30/97

FLORIDA PORTFOLIO CLASS A AT NAV: $12,965
FLORIDA PORTFOLIO CLASS A AT OFFERING: $12,433
LIPPER FL MUNI FUNDS AVERAGE: $12,419

MASSACHUSETTS PORTFOLIO
3/31/94 TO 9/30/97

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000

3/31/94      9/30/95      9/30/96      9/30/97


MASSACHUSETTS PORTFOLIO CLASS A AT NAV: $14,059
MASSACHUSETTS PORTFOLIO CLASS A AT OFFERING: $13,467
LIPPER MA MUNI FUNDS AVERAGE: $12,751


5



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

MICHIGAN PORTFOLIO
2/28/94 TO 9/30/97

$13,000
$12,000
$11,000
$10,000
$9,000

2/28/94      9/30/95      9/30/96      9/30/97

MICHIGAN PORTFOLIO CLASS A AT NAV: $13,219
MICHIGAN PORTFOLIO CLASS A AT OFFERING: $12,662
LIPPER MIMUNI FUNDS AVERAGE: $12,149

MINNESOTA PORTFOLIO
6/30/93 TO 9/30/97

$13,000
$12,000
$11,000
$10,000
$9,000

6/30/93      9/30/94      9/30/95      9/30/96      9/30/97

MINNESOTA PORTFOLIO CLASS A AT NAV: $12,729
LIPPER MN MUNI FUNDS AVERAGE: $12,465
MINNESOTA PORTFOLIO CLASS A AT OFFERING: $12,193

NEW JERSEY PORTFOLIO
6/30/93 TO 9/30/97

$13,000
$12,000
$11,000
$10,000
$9,000

6/30/93      9/30/94      9/30/95      9/30/96      9/30/97

NEW JERSEY PORTFOLIO CLASS A AT NAV: $12,903
LIPPER NJ MUNI FUNDS AVERAGE: $12,444
NEW JERSEY PORTFOLIO CLASS A AT OFFERING: $12,359


6



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

OHIO PORTFOLIO
6/30/93 TO 9/30/97

$13,000
$12,000
$11,000
$10,000
$9,000

6/30/93      9/30/94      9/30/95      9/30/96      9/30/97

OHIO PORTFOLIO CLASS A AT NAV: $12,956
LIPPER OH MUNI FUNDS AVERAGE: $12,551
OHIO PORTFOLIO CLASS A AT OFFERING: $12,410

PENNSYLVANIA PORTFOLIO
6/30/93 TO 9/30/97

$13,000
$12,000
$11,000
$10,000
$9,000

6/30/93      9/30/94      9/30/95      9/30/96      9/30/97

PENNSYLVANIA PORTFOLIO CLASS A AT NAV: $13,225
PENNSYLVANIA PORTFOLIO CLASS A AT OFFERING: $12,668
LIPPER PA MUNI FUNDS AVERAGE: $12,571


7



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

VIRGINIA PORTFOLIO
4/30/94 TO 9/30/97

$13,000
$12,000
$11,000
$10,000
$9,000

4/30/94      9/30/95      9/30/96      9/30/97

VIRGINIA PORTFOLIO CLASS A AT NAV: $13,597
VIRGINIA PORTFOLIO CLASS A AT OFFERING: $13,024
LIPPER VA MUNI FUNDS AVERAGE: $12,743


These charts illustrate the total value of assumed $10,000 investments in each of Alliance Municipal Income Fund II's Class A shares (since the month end closest to each portfolio's inception). The charts reflect the deduction of the maximum 4.25% sales charges from initial $10,000 investments and assume the reinvestment of dividends and capital gains. Performance at NAV(net asset value) does not reflect sales charges which reduce total return figures. Performance for Class B and C shares will vary from the results shown in these illustrations due to differences in expenses charged to those classes. Results should not be considered representative of future gains or losses in capital value or dividend income.

The Lipper Arizona Municipal Debt Funds Average reflects performance of 22 funds; the Lipper Florida Municipal Debt Funds Average reflects performance of 29 funds; the Lipper Massachusetts Municipal Debt Funds Average reflects performance of 37 funds; the Lipper Michigan Municipal Debt Funds Average reflects performance of 33 funds; the Lipper Minnesota Municipal Debt Funds Average reflects performance of 22 funds; the Lipper New Jersey Municipal Debt Funds Average reflects performance of 26 funds; the Lipper Ohio Municipal Debt Funds Average reflects performance of 29 funds; the Lipper Pennsylvania Municipal Debt Funds Average reflects performance of 35 funds; and the Lipper Virginia Municipal Debt Funds Average reflects performance of 26 funds. The funds tracked by Lipper Analytical Services have generally similar investment objectives to the applicable Alliance Municipal Income Fund II Portfolios, although some of the funds may have investment policies that are somewhat different than those of Alliance Municipal Income Fund II.

When comparing an Alliance Municipal Income Fund II Portfolio to the corresponding Lipper Average, you should note that the Portfolio's performance reflects the maximum sales charge of 4.25%, while no such sales charges are reflected in the performance of the Lipper Averages.


Alliance Portfolio
Lipper Average


8



ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                             PRINCIPAL
POOR'S                                                  AMOUNT
RATINGS#                                                 (000)        VALUE
-------------------------------------------------------------------------------
          MUNICIPAL BONDS-102.3%
          ARIZONA LONG TERM MUNICIPAL BONDS-87.5%
AAA       Glendale (Midwestern Univ)
          Connie Lee Ser 96A
          6.00%, 5/15/26                                 $  795   $    833,104
NR        Goodyear Assessment
          District Dist No. 1 Ser 96C
          7.25%, 7/01/16                                    760        792,133
NR        Hassayampa Cmnty Fac
          Dist Spec Assessment Lien
          7.75%, 7/01/21                                  2,530      2,581,359
AAA       Maricopa Cnty Hlth Fac Rev
          (Catholic Healthcare West)
          MBIA Ser 93
          7.152%, 7/01/13 (a)                               750        793,380
AAA       Maricopa Cnty MFHR (Tempe Grove Apts)
          GNMA Ser 96A AMT
          6.20%, 1/20/39                                    755        789,889
AA+       Maricopa Cnty IDR (Citizens Utilities)
          Ser 95 AMT
          6.20%, 5/01/30                                    775        825,824
AA-       Mohave Cnty IDR (Cargill/North Star Steel)
          Ser 95A AMT
          6.70%, 3/01/20                                    750        831,307
AAA       Mohave Cnty IDR Hlth Care Rev
          (Chris Ridge & Silver) GNMA Ser 96
          6.375%, 11/01/31                                1,000      1,074,490
AAA       Phoenix Arpt Rev
          (Sky Harbor/Goodyear/Deer Valley)
          MBIA Ser 94D AMT
          6.30%, 7/01/10                                    655        714,933
AA        Phoenix MFHR (Woodstone & Silver Springs)
          Asset Gty Ser 93
          6.25%, 4/01/23                                    795        828,740
AAA       Pima Cnty SFMR GNMA/FNMA/FHLMC
          Ser 97A AMT
          6.25%, 11/01/30                                 2,750      2,881,505
NR        Scottsdale GO Cmnty Fac Dist
          (McDowell Mt Ranch) Ser 97
          6.50%, 7/15/22                                    700        707,000
AAA       Tempe MFHR (Quadrangles) FHA Ser 93
          6.25%, 6/01/26                                    795        831,284
AAA       Yuma MFHR (Alexandrite Sands Apt)
          FHA Ser 90 AMT
          7.70%, 12/01/29                                   805        847,222

          TOTAL ARIZONA LONG TERM MUNICIPAL BONDS
          (cost $14,844,283)                                        15,332,170

          SHORT TERM MUNICIPAL NOTES-14.8%
A-1       Apache Cnty PCR (Tucson Elec Pwr Co)
          Ser 81B VRDN (b)
          4.20%, 10/01/21                                 1,000      1,000,000
VMIG1*    Phoenix Civic Impt Corp Excise Tax Rev
          Ser 95 VRDN (b) AMT
          4.20%, 6/01/20                                    700        700,000
A-1+      Pima Cnty IDR (Tucson Elec Pwr Co)
          Ser 82 VRDN (b)
          4.15%, 7/01/22                                    700        700,000
VMIG1*    Yavapai Cnty IDR (Kachina Pointe)
          Ser 88 VRDN (b)
          3.80%, 1/01/09                                    200        200,000

          TOTAL SHORT TERM MUNICIPAL NOTES
          (cost $2,600,000)                                          2,600,000

          TOTAL INVESTMENTS-102.3%
          (cost $17,444,283)                                        17,932,170
          Other assets less liabilities-(2.3%)                        (401,443)

          NET ASSETS-100%                                         $ 17,530,727


#    Unaudited.

*    Moody's Rating.

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

     See Glossary of Terms on page 19.

     See notes to financial statements.


9



FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                            PRINCIPAL
POOR'S                                                 AMOUNT
RATINGS#                                                (000)         VALUE
-------------------------------------------------------------------------------
          MUNICIPAL BONDS-110.2%
          LONG TERM MUNICIPAL BONDS-96.6%
          FLORIDA-93.6%
NR        Collier Cnty Fiddlers Creek
          Cmnty Dev Dist
          7.50%, 5/01/18                                $13,500   $ 14,099,940
BBB+      Collier Cnty Hlth Fac
          (The Moorings) Ser 94
          7.00%, 12/01/19                                 2,000      2,186,320
AAA       Dade Cnty Arpt Rev (Miami Int'l)
          MBIA Ser 95B AMT
          6.00%, 10/01/24                                 3,180      3,303,448
A3*       Dade Cnty Spec Oblig
          (Courthouse Ctr) Ser 95
          6.10%, 4/01/20                                  3,000      3,154,380
AAA       Escambia Cnty Hsg Fin Auth
          SFMR FNMA/GNMA Ser 96B AMT
          6.25%, 4/01/28                                  2,565      2,678,783
Baa1*     Escambia Cnty PCR
          (Champion Int'l Corp) Ser 96 AMT
          6.40%, 9/01/30                                  5,000      5,310,350
AAA       Florida Hsg Fin Agy
          MFHR (Brittany of Rosemont)
          AMBAC Ser 95G AMT
          6.25%, 7/01/35                                  1,350      1,421,860
AAA       Florida Hsg Fin Agy
          MFHR (Landings at Boot Ranch)
          AMBAC Ser 95K AMT
          6.10%, 11/01/35                                 2,050      2,137,515
AAA       Florida Hsg Fin Agy
          MFHR (Turtle Creek Apts)
          AMBAC Ser 96C AMT
          6.20%, 5/01/36                                  3,245      3,393,621
AAA       Florida Hsg Fin Agy SFMR GNMA/FNMA
          Ser 94B AMT
          6.65%, 7/01/26                                  2,950      3,078,620
AAA       Florida Hsg Fin Agy SFMR GNMA/FNMA
          Ser 95A AMT
          6.65%, 1/01/24                                  6,720      7,218,019
AAA       Hillsborough Cnty Aviation Auth
          (Tampa Int'l Arpt) FGIC Ser 96A AMT
          6.00%, 10/01/23                                 1,500      1,584,075
Aa3*      North Miami Hlth Fac
          Auth (Catholic Hlth Svcs Oblig Grp) Ser 96
          6.00%, 8/15/24                                  1,200      1,241,544
NR        Northern Palm Beach Cnty
          (Abacoa) Ser 96A
          7.20%, 8/01/16                                  1,930      2,063,035
A+        Palm Beach Cnty IDR
          (Geriatric Care Inc) Ser 96
          6.625%, 12/01/26                                2,790      3,022,267
Aaa*      Pinellas Cnty Hsg Fin Auth SFMR GNMA/FNMA
          Ser 94A AMT
          6.55%, 8/01/27                                  3,130      3,323,371
Baa2*     Volusia Cnty Ed Fac Auth
          (Embry-Riddle Aero Univ) Ser 96A
          6.125%, 10/15/26                                3,190      3,310,391
AA        Volusia Cnty Hlth Fac Auth
          (John Knox Village) Asset Gty
          6.00%, 6/01/17                                  1,115      1,170,438
                                                                  -------------
                                                                    63,697,977

          CALIFORNIA-3.0%
A+        California GO Ser 95 AMT
          6.40%, 2/01/20                                  2,000      2,054,720

          TOTAL LONG TERM MUNICIPAL BONDS
          (cost $63,257,978)                                        65,752,697


10



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                            PRINCIPAL
POOR'S                                                  AMOUNT
RATINGS#                                                 (000)         VALUE
-------------------------------------------------------------------------------
          SHORT TERM MUNICIPAL NOTES-13.6%
          ARIZONA-4.9%
A-1       Apache Cnty PCR (Tucson Elec Pwr Co)
          Ser 81B VRDN (a)
          4.20%, 10/01/21                               $ 3,300   $  3,300,000

          SOUTH CAROLINA-4.9%
A-1+      Berkeley Cnty IDR (Nucor Corp)
          Ser 97 VRDN (a) AMT
          4.25%, 4/01/30                                  3,300      3,300,000

          TEXAS-1.0%
A         Brazos River Harbor Dist (Dow Chemical Co)
          Ser 97 VRDN (a) AMT
          4.05%, 5/01/27                                    700        700,000

          WASHINGTON-2.8%
A-1       Yakima Cnty Pub Corp (Macro Plastics Inc)
          VRDN (a) AMT
          4.20%, 12/01/26                                 1,950      1,950,000

          TOTAL SHORT TERM MUNICIPAL NOTES
          (cost $9,250,000)                                          9,250,000

          TOTAL INVESTMENTS-110.2%
            (cost $72,507,978)                                      75,002,697
          Other assets less liabilities-(10.2%)                     (6,944,620)

          NET ASSETS-100%                                         $ 68,058,077


#    Unaudited.

*    Moody's Rating.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

     See Glossary of Terms on page 19.

     See notes to financial statements.


11



MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                            PRINCIPAL
POOR'S                                                  AMOUNT
RATINGS#                                                 (000)         VALUE
-------------------------------------------------------------------------------
          MUNICIPAL BONDS-92.6%
          MASSACHUSETTS-88.5%
AAA       Chelsea GO AMBAC Ser 94
          6.00%, 6/15/14                                 $1,140   $  1,215,388
AAA       Holyoke GO FSA Ser 93B
          6.125%, 8/01/13                                 1,115      1,194,366
AAA       Massachusetts Ed Fin Auth
          (Educational Loan) AMBAC Ser 94E AMT
          6.00%, 1/01/12                                  1,080      1,124,582
AAA       Massachusetts Hlth & Ed Fac Auth
          (Beth Israel) AMBAC Ser G-4
          8.370%, 7/01/25 (a)                             1,000      1,089,550
AAA       Massachusetts Hsg Fin Agy
          MFHR (Harbor Point) AMBAC
          Ser 96A AMT
          6.40%, 12/01/15                                 1,110      1,184,126
A+        Massachusetts Hsg Fin Agy
          SFMR Ser 40 AMT
          6.65%, 12/01/27                                 5,350      5,735,361
A3*       Massachusetts Ind Fin Agy
          (Brooks School)
          5.95%, 7/01/23                                  1,200      1,231,272
AAA       Massachusetts Ind Fin Agy
          (Heights Crossing) FHA Ser 95 AMT
          6.15%, 2/01/35                                  1,150      1,185,328
AAA       Massachusetts Muni Wholesale
          Elec Pwr Supply Sys MBIA Ser 92A
          6.00%, 7/01/18                                  1,140      1,172,011
AAA       Massachusetts Port Auth Spec Fac
          (US Air) MBIA Ser 96A AMT
          5.875%, 9/01/23                                 1,135      1,162,955
AA+       Massachusetts Wtr Pollution Abatement
          (So Essex Prog) Ser 94A
          6.375%, 2/01/15                                 1,100      1,180,410
A1*       New England Ed Loan Mktg Ser 93H AMT
          6.90%, 11/01/09                                 3,805      4,217,043
                                                                  -------------
                                                                    21,692,392

          PUERTO RICO-4.1%
BBB-      Puerto Rico Port Auth
          (American Airlines) Ser 96A AMT
          6.25%, 6/01/26                                    950      1,009,964

          TOTAL INVESTMENTS-92.6%
            (cost $22,064,371)                                      22,702,356
          Other assets less liabilities-7.4 %                        1,803,527

          NET ASSETS-100%                                         $ 24,505,883


#    Unaudited.

*    Moody's Rating.

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

     See Glossary of Terms on page 19.

     See notes to financial statements.


12



MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                            PRINCIPAL
POOR'S                                                 AMOUNT
RATINGS#                                                (000)         VALUE
-------------------------------------------------------------------------------
          MUNICIPAL BONDS-98.0%
          LONG TERM MUNICIPAL BONDS-83.8%
          MICHIGAN-79.0%
AAA       Detroit GO FGIC Ser 93
          6.35%, 4/01/14                                 $  385   $    413,070
AAA       Grand Rapids Swr Sys MBIA Ser 92
          6.00%, 1/01/22                                    745        773,549
Aa2*      Independence MFHR (Greenery Health)
          FHA Ser 97
          6.15%, 8/01/17                                  1,850      1,980,851
AAA       Kent Cnty Arpt Fac
          (Kent Cnty Int'l) Ser 95 AMT
          6.10%, 1/01/25                                    760        794,861
AAA       Michigan Hosp Fin Auth
          Hosp Rev (St Johns) AMBAC Ser 92A
          6.00%, 5/15/13                                    760        799,733
AA+       Michigan Hsg Dev Auth
          SFMR Mortgage Rev FHA Ser 96B AMT
          6.20%, 6/01/27                                    535        560,455
AA+       Michigan Hsg Dev Auth
          SFMR Mortgage Rev Ser 95B AMT
          7.05%, 6/01/26                                  3,245      3,425,454
AAA       Michigan Strategic Fund
          PCR (Detroit Edison) MBIA Ser 95AA
          6.40%, 9/01/25                                    725        784,552
A-        Michigan Strategic Fund
          PCR (General Motors) Ser 95
          6.20%, 9/01/20                                    735        785,443
A**       Romulus Tax Increment
          Finance Auth Ser 94
          6.75%, 11/01/19                                 1,585      1,716,761
AA        Troy MI Downtown Dev
          Auth Asset Gty Ser 95A
          6.375%, 11/01/18                                  735        788,912
                                                                  -------------
                                                                    12,823,641

          PUERTO RICO-4.8%
BBB-      Puerto Rico Port Auth
          (American Airlines) Ser 96A AMT
          6.25%, 6/01/26                                    725        770,762

          TOTAL LONG TERM MUNICIPAL BONDS
            (cost $13,069,055)                                      13,594,403

          SHORT TERM MUNICIPAL NOTES-14.2%
VMIG1*    Michigan Higher Ed Student
          Loan Auth AMBAC
          Ser XII-D AMT VRDN (a)
          4.20%, 10/01/15                                   800        800,000
VMIG1*    Michigan Hosp Rev
          (Hospital Equipment Loan Program)
          Ser 96A VRDN (a)
          4.15%, 12/01/23                                   700        700,000
VMIG1*    Michigan Hosp Rev
          (Mt Clemens Hospital) VRDN (a)
          4.20%, 8/15/15                                    800        800,000

          TOTAL SHORT TERM MUNICIPAL NOTES
            (cost $2,300,000)                                        2,300,000

          TOTAL INVESTMENTS-98.0%
          (cost $15,369,055)                                        15,894,403
          Other assets less liabilities-2.0%                           330,604

          NET ASSETS-100%                                         $ 16,225,007


#    Unaudited.

*    Moody's Rating.

**   Fitch Rating.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

     See Glossary of Terms on page 19.

     See notes to financial statements.


13



MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                             PRINCIPAL
POOR'S                                                  AMOUNT
RATINGS#                                                 (000)        VALUE
-------------------------------------------------------------------------------
          MUNICIPAL BONDS-98.9%
          MINNESOTA LONG TERM MUNICIPAL BONDS-87.9%
BBB+      Bass Brook PCR
          (Minn Power & Light) Ser 92
          6.00%, 7/01/22                                 $  945   $    972,830
AAA       Duluth Arpt Lease St
          Secured GO Ser 95C AMT
          6.25%, 8/01/14                                    915        968,820
Aaa*      Eagan MFHR (Woodridge Apts)
          GNMA Ser 97A
          5.95%, 2/01/32                                    930        968,828
Aaa*      Little Canada MFHR
          (Cedar Lakeside) GNMA Ser 97A
          5.95%, 2/01/32                                    930        968,828
A-        Minneapolis Common Bond
          Fund Community Dev Agy
          Ser 95-2 AMT
          6.625%, 12/01/15                                1,245      1,330,245
A-        Minneapolis Common Bond
          Fund Community Dev Agy
          Ser 97-2 AMT
          6.20%, 6/01/17                                  1,205      1,255,622
AAA       Minneapolis COP Special
          School Dist #1 MBIA Ser 96A
          5.90%, 2/01/17                                    930        970,278
NR        Minnesota Agric & Econ Dev Brd
          (Small Business Loan Prog)
          Ser 96A AMT
          6.75%, 8/01/16                                  1,450      1,558,242
NR        Minnesota Agric & Econ Dev Brd
          (Small Business Loan Prog)
          Ser 96B AMT
          7.00%, 8/01/16                                    750        793,523
Baa1*     Minnesota Higher Ed Fac
          Auth (Hamline Univ) Ser 4-I
          6.00%, 10/01/16                                   790        823,986
AA+       Minnesota Hsg Fin Agy
          SFMR FHA Ser 89A AMT
          7.90%, 7/01/19                                  2,660      2,768,129
AA+       Rochester Hlth Care Fac
          (Mayo Med Ctr) Ser 92H
          7.884%, 11/15/15 (a)                            2,000      2,241,860
BBB       South St. Paul Hosp Rev
          (Health East) Ser 94
          6.75%, 11/01/09                                   900        976,878
AAA       St Francis GO Ind
          Sch Dist # 15 CGIC Ser 95A
          6.375%, 2/01/16                                   880        982,467

          TOTAL MINNESOTA LONG TERM MUNICIPAL BONDS
            (cost $16,606,347)                                      17,580,536

          SHORT TERM MUNICIPAL NOTES-11.0%
A-1+      Cloquet PCR (Potlatch Corp)
          Ser 85 VRDN (b)
          4.05%, 12/01/09                                   600        600,000
VMIG1*    Minnesota Higher Ed Fac Auth
          (University of St Thomas)
          Ser 97O VRDN (b)
          4.05%, 10/01/21                                   900        900,000
AAA       Plymouth MFHR
          (The Lakes Apts) FNMA
          Coll Ser 97A AMT VRDN (b)
          4.30%, 5/15/27                                    700        700,000

          TOTAL SHORT TERM MUNICIPAL NOTES
            (cost $2,200,000)                                        2,200,000

          TOTAL INVESTMENTS-98.9%
            (cost $18,806,347)                                      19,780,536
          Other assets less liabilities-1.1%                           214,262

          NET ASSETS-100%                                         $ 19,994,798


#    Unaudited.

*    Moody's Rating.

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

     See Glossary of Terms on page 19.

     See notes to financial statements.


14



NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                             PRINCIPAL
POOR'S                                                  AMOUNT
RATINGS#                                                 (000)        VALUE
-------------------------------------------------------------------------------
          MUNICIPAL BONDS-96.9%
          NEW JERSEY LONG TERM MUNICIPAL BONDS-91.9%
AAA       Essex Cnty Imp Auth Util Rev (Orange Twp)
          MBIA Ser 93
          6.00%, 12/01/17                                $2,510   $  2,633,442
BBB-      New Jersey Eco Dev
          (American Airlines) AMT
          7.10%, 11/01/31                                 4,500      4,891,950
A+        New Jersey Eco Dev (Anheuser-Busch)
          Ser 95 AMT
          5.85%, 12/01/30                                 3,500      3,638,285
AAA       New Jersey Eco Dev
          (Hackensack Wtr Co) MBIA
          Ser 94B AMT
          5.90%, 3/01/24                                  3,545      3,656,100
AAA       New Jersey Eco Dev (NJ American Wtr Co)
          FGIC AMT
          6.875%, 11/01/34                                3,275      3,666,592
AAA       New Jersey Eco Dev
          (Pub Ser Elec & Gas) MBIA
          Ser 94A AMT
          6.40%, 5/01/32                                  3,400      3,625,964
BBB       New Jersey Hlth Care Fac
          (Englewood Hosp) Ser 94
          6.75%, 7/01/24                                  4,230      4,565,354
BBB       New Jersey Hlth Care Fac
          (Franciscan Sisters,
          St. Mary's Hosp) Ser 93
          5.875%, 7/01/12                                 2,755      2,800,072
AAA       New Jersey Hlth Care Fac
          (Monmouth Med Ctr) CGIC Ser C
          6.25%, 7/01/24                                  2,750      2,940,575
AAA       New Jersey Hsg & Mtg MFHR AMBAC
          Ser 96A AMT
          6.25%, 5/01/28                                  4,000      4,191,200
A+        New Jersey Hsg & Mtg
          MFHR (Sect 8) Ser 1
          6.70%, 11/01/28                                 8,500      9,115,825
AAA       New Jersey Hsg & Mtg SFMR MBIA
          Ser 95O AMT
          6.35%, 10/01/27                                 5,000      5,299,700
AAA       Passaic Valley Sewer AMBAC Ser 92D
          5.75%, 12/01/15                                 3,400      3,516,484
AAA       Port Auth of NY & NJ
          (JFK Int'l Arpt)
          MBIA Ser 6 AMT
          5.75%, 12/01/22                                 7,590      7,769,503
AA-       Port Auth of NY & NJ 95th Ser AMT
          6.125%, 7/15/29                                 3,205      3,327,912
AA-       Salem Cnty NJ Waste Disposal Auth
          (E.I. Dupont) Ser 92A AMT
          6.125%, 7/15/22                                 3,500      3,672,550
BBB       South Jersey Transportation
          Auth NJ Lease Rev
          (Raytheon Aircraft Service)
          Ser 97A AMT
          6.15%, 1/01/22                                    500        526,505

          TOTAL NEW JERSEY LONG TERM MUNICIPAL BONDS
          (cost $65,738,092 )                                       69,838,013

          SHORT TERM MUNICIPAL NOTES-5.0%
VMIG1*    Essex Cnty Imp Auth
          Ser 86 VRDN (a)
          4.00%, 7/01/26                                  3,500      3,500,000
A-1       Newark NJ Hlth Care Fac (New Community)
          FHA/GNMA Ser 95A VRDN (a)
          4.15%, 6/01/30                                    300        300,000

          TOTAL SHORT TERM MUNICIPAL NOTES
          (cost $3,800,000 )                                         3,800,000

          TOTAL INVESTMENTS-96.9%
          (cost $69,538,092)                                        73,638,013
          Other assets less liabilities-3.1%                         2,383,047

          NET ASSETS-100%                                         $ 76,021,060


#    Unaudited.

*    Moody's Rating.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

     See Glossary of Terms on page 19.

     See notes to financial statements.


15



OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                            PRINCIPAL
POOR'S                                                 AMOUNT
RATINGS#                                                (000)         VALUE
-------------------------------------------------------------------------------
          MUNICIPAL BONDS-96.0%
          LONG TERM MUNICIPAL BONDS-91.4%
          OHIO-86.9%
BBB       Akron (Akron Municipal
          Baseball Stad) Ser 96
          Zero Coupon, 12/01/16                          $5,000   $  4,212,050
BBB-      Butler Cnty Hosp Rev
          (Fort Hamilton Hughes)
          7.50%, 1/01/10                                  1,400      1,531,796
AAA       Cuyahoga Cnty MFHR
          (Nat'l Terminal Apts)
          FNMA Ser 96 AMT
          6.40%, 7/01/16                                  5,180      5,527,837
BBB       Dayton Spec Fac Rev (Emery Air Freight)
          Ser 96D AMT
          6.20%, 10/01/09                                 2,225      2,380,639
BBB       Hamilton Cnty Hlth Sys (Franciscan
          Sisters Providence) Ser 92
          6.875%, 7/01/15                                 2,000      2,130,320
Aaa*      Kent Ohio MFHR (Silver Meadows Apt)
          GNMA Ser 95 AMT
          7.15%, 12/20/26                                 2,000      2,210,680
NR        Mahoning Valley Sanitary Dist Ser 94
          7.75%, 5/15/14                                  1,500      1,673,100
Baa1*     Ohio Air Quality Dev Auth
          (Columbus Southern Pwr) Ser 85B
          6.25%, 12/01/20                                 2,305      2,406,443
AAA       Ohio Air Quality Dev Auth
          (JMG Funding/Ohio Pwr)
          AMBAC Ser 94B AMT
          6.375%, 4/01/29                                 2,150      2,296,200
BB+       Ohio Air Quality Dev Auth
          (Toledo Edison Co) Ser 97A AMT
          6.10%, 8/01/27                                  5,000      5,096,550
Aa2*      Ohio Hsg Fin Agy MFHR
          (Insured Bridgeview Villa II) FHA AMT
          6.45%, 12/01/33                                 1,965      2,056,491
AAA       Ohio Hsg Fin Agy SFMR
          GNMA Ser 94 B2 AMT
          6.70%, 3/01/25                                  5,710      6,075,554
AAA       Ohio Hsg Fin Agy SFMR GNMA
          Ser 97 A1 AMT
          6.15%, 3/01/29                                    735        775,638
BB+       Ohio Wtr Dev Auth (Cleveland Electric)
          Ser 97A AMT
          6.10%, 8/01/20                                  2,000      2,038,620
A         Ohio Wtr Dev Auth
          (North Star/BHP) AMT
          6.45%, 9/01/20                                  2,255      2,418,645
                                                                  -------------
                                                                    42,830,563

          PUERTO RICO-4.5%
BBB-      Puerto Rico Port Auth
          (American Airlines) Ser 96A AMT
          6.25% 6/01/26                                   2,075      2,205,974

          TOTAL LONG TERM MUNICIPAL BONDS
            (cost $42,432,641)                                      45,036,537

          SHORT TERM MUNICIPAL NOTE-4.6%
VMIG1*    Ohio Hsg Fin Agy MFHR
          (Kenwood Congregate) Ser 85 VRDN (a)
          3.70%, 12/01/15
          (cost $2,300,000)                               2,300      2,300,000

          TOTAL INVESTMENTS-96.0%
            (cost $44,732,641)                                      47,336,537
          Other assets less liabilities-4.0%                         1,958,482

          NET ASSETS-100%                                         $ 49,295,019


#    Unaudited.

*    Moody's Rating.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

     See Glossary of Terms on page 19.

     See notes to financial statements.


16



PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                             PRINCIPAL
POOR'S                                                  AMOUNT
RATINGS#                                                 (000)        VALUE
-------------------------------------------------------------------------------
          MUNICIPAL BONDS-98.0%
          LONG TERM MUNICIPAL BONDS-85.1%
          PENNSYLVANIA-82.5%
AAA       Allegheny Cnty Arpt Rev
          (Pittsburgh Int'l) FSA
          Ser 92B AMT
          6.625%, 1/01/22                                $2,715   $  2,921,258
BBB-      Allegheny Cnty IDR (USX) Ser 96
          6.10%, 1/15/18                                  3,000      3,118,800
A-        Bradford Cnty IDR
          Solid Waste Disp Rev
          (Int'l Paper) Ser 95A AMT
          6.60%, 3/01/19                                  2,500      2,753,500
BBB+      Cumberland Cnty
          Municipal Auth Rev
          (Presbyterian Homes Inc) Ser 96
          6.00%, 12/01/26                                 4,000      4,084,320
A         New Morgan IDR Solid Waste Disp Rev
          (Browning-Ferris) Ser 94 AMT
          6.50%, 4/01/19                                  4,000      4,306,320
BBB-      Pennsylvania Econ Dev
          (Macmillan Bloedel Clarion)
          Ser 95 AMT
          7.60%, 12/01/20                                 5,000      5,753,800
BBB       Pennsylvania Econ Dev (Sun Co Inc)
          Ser 94A AMT
          7.60%, 12/01/24                                 1,965      2,240,513
AAA       Pennsylvania Higher Ed
          Student Loan AMBAC Ser 88D AMT
          6.05%, 1/01/19                                  3,175      3,285,617
AA+       Pennsylvania Hsg Fin Agy
          SFMR Ser 92 35D AMT
          8.009%, 4/01/25(a)                              9,500     10,121,110
AA+       Pennsylvania Hsg Fin Agy
          SFMR Ser 94 41B AMT
          6.65%, 4/01/25                                  5,000      5,333,600
AAA       Pennsylvania Turnpike AMBAC Ser 94A
          6.00%, 12/01/19                                 3,000      3,146,160
A-        Philadelphia Hosp Rev
          (Temple Univ) Ser 93A
          6.625%, 11/15/23                                3,250      3,473,372
AAA       Pittsburgh Urban Redev SFMR
          FHA/GNMA/FNMA Ser 97A AMT
          6.25%, 10/01/28                                 1,200      1,255,092
AAA       Pittsburgh Urban Redev SFMR
          Ser 95A AMT
          7.15%, 10/01/27                                   520        563,004
AA        Potter Cnty Hosp Auth
          (Charles Cole Memorial)
          Asset Gty Ser 96
          6.05%, 8/01/24                                  3,335      3,463,531
BBB+      Warren Cnty Hosp Auth
          (Warren Gen) Ser 94A
          7.00%, 4/01/19                                  2,200      2,377,738
                                                                  -------------
                                                                    58,197,735

          PUERTO RICO-2.6%
BBB-      Puerto Rico Port Auth (American Airlines)
          Ser 96A AMT
          6.25%, 6/01/26                                  1,725      1,833,882

          TOTAL LONG TERM MUNICIPAL BONDS
            (cost $56,062,965)                                      60,031,617

          SHORT TERM MUNICIPAL NOTES-12.9%
A-1+      Delaware Valley Regl Fin
          Auth Loc Govt Rev Ser C VRDN (b)
          4.15%, 12/01/20                                 2,100      2,100,000


17



PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
(CONTINUED)                                   ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                             PRINCIPAL
POOR'S                                                  AMOUNT
RATINGS#                                                 (000)        VALUE
-------------------------------------------------------------------------------
A-1+      Emmaus GO
          FSA Ser 96 VRDN (b)
          4.05%, 12/01/28                                $3,500   $  3,500,000
Aaa*      Pennsylvania Energy Dev
          Auth (B&W Ebensburg)
          Ser 88 VRDN (b) AMT
          4.20%, 12/01/11                                 3,500      3,500,000

          TOTAL SHORT TERM MUNICIPAL NOTES
            (cost $9,100,000)                                        9,100,000

          TOTAL INVESTMENTS-98.0%
            (cost $65,162,965)                                      69,131,617
          Other assets less liabilities-2.0%                         1,380,513

          NET ASSETS-100%                                         $ 70,512,130


#    Unaudited.

*    Moody's Rating.

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

     See Glossary of Terms on page 19.

     See notes to financial statements.


18



VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                             PRINCIPAL
POOR'S                                                  AMOUNT
RATINGS#                                                 (000)        VALUE
-------------------------------------------------------------------------------
          MUNICIPAL BONDS-97.2%
          VIRGINIA LONG TERM MUNICIPAL BONDS-92.6%
A         Alexandria MFHR
          (Buckingham Village Apts)
          Ser 96A AMT
          6.15%, 1/01/29                                 $  455    $   471,385
A+        Giles Cnty IDR (Hoechst Celanese Corp)
          Ser 96 AMT
          6.45%, 5/01/26                                    435        475,916
AAA       Harrisonburg MFHR (Greens of Salem Run)
          FSA Ser 97 AMT
          6.30%, 4/01/29                                    595        632,027
A         Henrico Cnty IDR Solid Waste Rev
          (Browning-Ferris) Ser 97A AMT
          5.875%, 3/01/17                                   460        477,199
A-        Isle of Wight Cnty Solid Waste Rev
          (Union Camp Corp) Ser 94 AMT
          6.55%, 4/01/24                                    325        355,459
A+        James City Cnty Solid Waste Rev
          (Anheuser-Busch) Ser 97 AMT
          6.00%, 4/01/32                                    460        476,666
AAA       Newport News MFHR (Mennowood Cmntys)
          GNMA Ser 96A
          6.25%, 8/01/36                                    445        472,105
A2*       Prince William Cnty Hosp Rev
          (Potomac Hosp Corp) Ser 95
          6.75%, 10/01/15                                   430        472,901
NR        Staunton Ed Fac
          (Mary Baldwin College) Ser 96
          6.75%, 11/01/21                                 1,815      1,891,049
AAA       Suffolk MFHR
          (Prince William Commons)
          FNMA Ser 96A AMT
          6.50%, 6/01/29                                    455        484,320
AA        Virginia Beach Hlth Care
          (Sentara Bayside Hosp)
          6.30%, 11/01/21                                   445        470,476
AA+       Virginia Hsg Dev Auth SFMR
          (Commonwealth Mtg) Ser 94G AMT
          7.125%, 7/01/22                                 2,240      2,355,046

          TOTAL VIRGINIA LONG TERM MUNICIPAL BONDS
            (cost $8,814,442)                                        9,034,549

          SHORT TERM MUNICIPAL NOTE-4.6%
P-1*      Bedford Cnty IDR (Nekoosa Pkg Corp)
          Ser 95A VRDN (a) AMT
          4.45%, 12/01/25
          (cost $450,000)                                 450        450,000

          TOTAL INVESTMENTS-97.2%
            (cost $9,264,442)                                        9,484,549
          Other assets less liabilities-2.8%                           273,072

          NET ASSETS-100%                                          $ 9,757,621


#    Unaudited.

*    Moody's Rating.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

     See notes to financial statements.

     Glossary of Terms:

     AMBAC     American Municipal Bond Assurance Corporation
     AMT       Alternative Minimum Tax-Subject to
     CGIC      Capital Guaranty Insurance Company
     COP       Certificate of Participation
     FGIC      Financial Guaranty Insurance Company
     FHA       Federal Housing Administration
     FHLMC     Federal Home Loan Mortgage Corporation
     FNMA      Federal National Mortgage Association
     FSA       Financial Security Assurance, Inc.
     MBIA      Municipal Bond Investors Assurance
     GNMA      Government National Mortgage Association
     GO        General Obligation
     IDR       Industrial Development Revenue
     MFHR      Multi-Family Housing Revenue
     NR        Rating not applied for
     PCR       Pollution Control Revenue
     SFMR      Single Family Mortgage Revenue


19



STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                                         ARIZONA       FLORIDA     MASSACHUSETTS
                                                     -------------  -------------  -------------
ASSETS
Investment in securities, at value
  (cost: $17,444,283, $72,507,978, $22,064,371,
  $15,369,055, $18,806,347, $69,538,092,
  $44,732,641, $65,162,965, $9,264,442,
  respectively)                                       $17,932,170    $75,002,697    $22,702,356
Cash                                                           -0-            -0-       114,303
Receivable for shares of beneficial interest sold         379,151        442,015        327,664
Interest receivable                                       304,060      1,387,633        396,767
Receivable due from Adviser                               123,739             -0-       107,044
Receivable for investment securities sold                      -0-            -0-     1,200,000
Other assets                                               14,849         10,679         10,624
Total assets                                           18,753,969     76,843,024     24,858,758

LIABILITIES
Due to custodian                                          102,248          1,543             -0-
Payable for investment securities purchased             1,000,000      8,550,000             -0-
Dividends payable                                          24,233         91,719         34,111
Distribution fee payable                                    8,865         45,413         13,852
Payable for shares of beneficial interest redeemed          2,000         41,134        235,781
Advisory fee payable                                           -0-         1,508             -0-
Accrued expenses and other liabilities                     85,896         53,630         69,131
Total liabilities                                       1,223,242      8,784,947        352,875

NET ASSETS                                            $17,530,727    $68,058,077    $24,505,883

COMPOSITION OF NET ASSETS
Shares of beneficial interest, at par                 $    16,266    $    67,097    $    21,900
Additional paid-in capital                             16,707,137     70,749,224     23,436,817
Distributions in excess of net investment income          (24,233)       (91,719)       (34,111)
Accumulated net realized gain (loss) on
  investment transactions                                 343,670     (5,161,244)       443,292
Net unrealized appreciation of investments                487,887      2,494,719        637,985
                                                      $17,530,727    $68,058,077    $24,505,883

CLASS A SHARES
Net assets                                            $ 9,224,832    $17,515,926    $ 9,461,448
Shares of beneficial interest outstanding                 855,925      1,726,861        845,524

CLASS B SHARES
Net assets                                            $ 6,530,863    $24,820,437    $ 7,229,832
Shares of beneficial interest outstanding                 606,006      2,447,015        646,146

CLASS C SHARES
Net assets                                            $ 1,775,032    $25,721,714    $ 7,814,603
Shares of beneficial interest outstanding                 164,699      2,535,869        698,396

CALCULATION OF MAXIMUM OFFERING PRICE
CLASS A SHARES
Net asset value and redemption price per share             $10.78         $10.14         $11.19
Sales charge--4.25% of public offering price                  .48            .45            .50
Maximum offering price                                     $11.26         $10.59         $11.69

CLASS B SHARES
Net asset value and offering price per share               $10.78         $10.14         $11.19

CLASS C SHARES
Net asset value and offering price per share               $10.78         $10.14         $11.19


See notes to financial statements.


20



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

     MICHIGAN      MINNESOTA      NEW JERSEY        OHIO      PENNSYLVANIA      VIRGINIA
  -------------  -------------  -------------  -------------  -------------  -------------





  $ 15,894,403   $ 19,780,536   $ 73,638,013   $ 47,336,537   $ 69,131,617   $  9,484,549
            -0-            -0-        51,389        296,519         85,725         11,210
        31,650        119,397        105,118        185,725        179,231          8,374
       255,025        252,484      1,521,365        653,489      1,440,284        197,118
        77,841        100,637             -0-         7,172             -0-       124,932
       156,657             -0-     1,050,080      1,115,500             -0-            -0-
         7,966         10,072         10,072         10,535         13,682          9,441
    16,423,542     20,263,126     76,376,037     49,605,477     70,850,539      9,835,624


        86,662        141,355             -0-            -0-            -0-            -0-
            -0-            -0-            -0-            -0-            -0-            -0-
        21,367         26,544         95,883         63,456         96,781         12,981
         9,654         13,820         52,307         35,691         43,266          5,866
         8,435         14,933        136,267        143,212        114,064          2,000
            -0-            -0-         7,820             -0-        17,048             -0-
        72,417         71,676         62,700         68,099         67,250         57,156
       198,535        268,328        354,977        310,458        338,409         78,003

  $ 16,225,007   $ 19,994,798   $ 76,021,060   $ 49,295,019   $ 70,512,130   $  9,757,621


  $     15,419   $     20,049   $     74,857   $     48,496   $     68,239    $     8,950
    15,256,515     20,444,992     76,094,278     49,793,182     68,446,219      9,237,555
       (21,367)       (26,544)       (95,883)       (63,456)       (96,781)       (12,981)
       449,092     (1,417,888)    (4,152,113)    (3,087,099)    (1,874,199)       303,990
       525,348        974,189      4,099,921      2,603,896      3,968,652        220,107
  $ 16,225,007   $ 19,994,798   $ 76,021,060   $ 49,295,019   $ 70,512,130   $  9,757,621


  $  5,836,154   $  4,119,747   $ 16,309,352   $  7,595,710   $ 24,948,296   $  3,530,325
       554,541        413,115      1,606,058        747,254      2,414,386        323,796


  $  5,300,345   $  8,516,932   $ 38,307,684   $ 26,821,226   $ 30,078,121    $ 5,020,095
       503,732        853,980      3,772,191      2,638,614      2,910,826        460,437


  $  5,088,508   $  7,358,119   $ 21,404,024   $ 14,878,083   $ 15,485,713   $  1,207,201
       483,598        737,839      2,107,406      1,463,689      1,498,634        110,727



        $10.52         $ 9.97         $10.15         $10.16         $10.33         $10.90
           .47            .44            .45            .45            .46            .48
        $10.99         $10.41         $10.60         $10.61         $10.79         $11.38


        $10.52         $ 9.97         $10.16         $10.16         $10.33         $10.90


        $10.52         $ 9.97         $10.16         $10.16         $10.33         $10.90


21



STATEMENTS OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1997                 ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                                  ARIZONA        FLORIDA    MASSACHUSSETTS
                                               ------------  -------------  --------------
INVESTMENT INCOME
Interest                                       $   852,537   $  4,180,751    $   954,449

EXPENSES
Advisory fee                                        85,933        413,941         97,045
Distribution fee - Class A                          20,379         45,848         16,048
Distribution fee - Class B                          55,735        230,909         48,450
Distribution fee - Class C                          13,828        278,572         53,327
Custodian                                           88,802         92,088         85,869
Administrative                                      55,000         55,000         55,000
Audit & legal                                       41,628         45,894         37,320
Transfer agency                                     28,822         45,240         25,800
Printing                                             9,342         11,777          2,404
Amortization of organizational expenses              8,921         14,662          7,132
Registration                                         5,373          1,918          7,502
Trustees' fees                                       2,459          2,459          2,459
Miscellaneous                                        4,390          7,111          3,771
Total expenses                                     420,612      1,245,419        442,127
Less: expenses waived and reimbursed by
  Adviser (see Note B)                            (264,673)      (405,299)      (259,088)
Net expenses                                       155,939        840,120        183,039
Net investment income                              696,598      3,340,631        771,410

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions       377,624      1,247,758        489,674
Net change in unrealized appreciation of
  investments                                      238,359      1,354,893        391,030
Net gain on investments                            615,983      2,602,651        880,704

NET INCREASE IN NET ASSETS FROM OPERATIONS     $ 1,312,581    $ 5,943,282    $ 1,652,114


See notes to financial statements.


22



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

      MICHIGAN      MINNESOTA     NEW JERSEY        OHIO      PENNSYLVANIA      VIRGINIA
   ------------  -------------  -------------  -------------  -------------  -------------

   $   906,099   $  1,171,979   $  4,442,574   $  2,914,876   $  4,304,648    $   476,768


        91,349        117,961        464,240        290,778        421,262         49,263
        17,587         10,998         43,523         19,085         69,378          8,679
        42,552         81,010        378,572        252,445        300,896         39,933
        44,984         71,069        219,135        149,184        141,862          9,957
        85,928         88,100         89,264         89,057         97,949         77,711
        55,000         55,000         55,000         55,000         55,000         55,000
        40,406         40,366         55,084         46,130         51,575         34,977
        26,655         27,172         64,060         44,546         61,392         25,900
         4,601          6,340         15,805         15,331         21,425          1,614
         5,694         13,823         13,823         14,450         18,750          5,727
         4,243          1,976          1,094          1,121          3,948          1,280
         2,459          2,459          2,459          2,459          2,459          2,459
         4,332          6,144          7,747          5,963          5,059          4,431
       425,790        522,418      1,409,806        985,549      1,250,955        316,931
      (224,191)      (273,599)      (378,542)      (352,951)      (297,697)      (229,195)
       201,599        248,819      1,031,264        632,598        953,258         87,736
       704,500        923,160      3,411,310      2,282,278      3,351,390        389,032


       539,839        275,164      1,486,965        971,673        934,665        306,700
       227,908        499,706      1,808,118      1,589,495      2,363,863        157,573
       767,747        774,870      3,295,083      2,561,168      3,298,528        464,273

   $ 1,472,247    $ 1,698,030    $ 6,706,393    $ 4,843,446    $ 6,649,918      $ 853,305


23



STATEMENTS OF CHANGES IN NET ASSETS           ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                                ARIZONA                     FLORIDA                    MASSACHUSETTS
                                    ----------------------------  ----------------------------  ----------------------------
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                    SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                                          1997           1996           1997           1996           1997           1996
                                    -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income              $   696,598    $   390,371    $ 3,340,631    $ 3,233,449    $   771,410    $   464,239
  Net realized gain on investment
  transactions                           377,624         45,864      1,247,758      1,662,326        489,674        227,868
  Net change in unrealized
  appreciation (depreciation) of
  investments                            238,359         83,969      1,354,893       (590,349)       391,030        132,436
  Net increase in net assets from
  operations                           1,312,581        520,204      5,943,282      4,305,426      1,652,114        824,543

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
  Net investment income
    Class A                             (367,913)      (172,713)      (847,240)      (732,184)      (288,776)      (125,448)
    Class B                             (263,634)      (192,483)    (1,112,789)    (1,058,719)      (229,220)      (129,553)
    Class C                              (65,051)       (25,175)    (1,346,149)    (1,442,546)      (253,414)      (209,238)
  Distributions in excess of net
  investment income
    Class A                               (1,655)       (10,334)            -0-       (14,102)        (9,236)        (3,990)
    Class B                               (3,731)       (11,517)            -0-       (20,392)       (10,381)        (4,120)
    Class C                               (1,548)        (1,507)            -0-       (27,785)       (10,837)        (6,654)
  Net realized gain on investments
    Class A                              (12,807)       (18,449)            -0-            -0-       (77,311)       (12,500)
    Class B                              (11,580)       (25,982)            -0-            -0-       (71,686)       (13,699)
    Class C                               (2,601)        (3,713)            -0-            -0-       (86,735)       (30,280)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net increase (decrease)              6,630,877      4,233,239     (1,231,836)     2,240,362     12,483,327      5,472,421
  Total increase                       7,212,938      4,291,570      1,405,268      3,250,060     13,097,845      5,761,482

NET ASSETS
  Beginning of year                   10,317,789      6,026,219     66,652,809     63,402,749     11,408,038      5,646,556
  End of year                        $17,530,727    $10,317,789    $68,058,077    $66,652,809    $24,505,883    $11,408,038


See notes to financial statements.

24

                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                               MICHIGAN                     MINNESOTA                    NEW JERSEY
                                    ----------------------------  ----------------------------  ----------------------------
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                    SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                                         1997           1996           1997           1996           1997           1996
                                    -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income              $   704,500    $   579,134    $   923,160    $   873,763    $ 3,411,310    $ 3,494,083
  Net realized gain on investment
  transactions                           539,839        310,017        275,164        566,704      1,486,965        926,101
  Net change in unrealized
  appreciation (depreciation)of
  investments                            227,908        (40,072)       499,706       (399,102)     1,808,118       (334,852)
  Net increase in net assets from
  operations                           1,472,247        849,079      1,698,030      1,041,365      6,706,393      4,085,332

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
  Net investment income
    Class A                             (307,066)      (284,490)      (199,592)      (157,583)      (748,666)      (747,181)
    Class B                             (192,911)      (137,182)      (384,953)      (381,606)    (1,683,216)    (1,724,184)
    Class C                             (204,523)      (157,462)      (338,557)      (334,574)      (979,428)    (1,022,718)
  Distributions in excess of net
  investment income
    Class A                               (9,747)       (16,370)        (1,867)        (6,547)       (10,862)       (53,494)
    Class B                               (7,521)        (7,894)          (555)       (15,854)       (20,887)      (123,442)
    Class C                               (7,811)        (9,061)            -0-       (13,899)        (8,404)       (73,220)
  Net realized gain on investments
    Class A                              (73,030)       (83,366)            -0-            -0-            -0-            -0-
    Class B                              (46,231)       (44,698)            -0-            -0-            -0-            -0-
    Class C                              (52,615)       (49,542)            -0-            -0-            -0-            -0-

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net increase (decrease)              2,037,957      3,089,421      1,213,302        860,087     (4,431,769)     9,294,813
  Total increase (decrease)            2,608,749      3,148,435      1,985,808        991,389     (1,176,839)     9,635,906

NET ASSETS
  Beginning of year                   13,616,258     10,467,823     18,008,990     17,017,601     77,197,899     67,561,993
  End of year                        $16,225,007    $13,616,258    $19,994,798    $18,008,990    $76,021,060    $77,197,899


See notes to financial statements.


25



STATEMENTS OF CHANGES IN NET ASSETS
(CONTINUED)                                   ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                                  OHIO                    PENNSYLVANIA                    VIRGINIA
                                    ----------------------------  ----------------------------  ----------------------------
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                    SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                                         1997           1996           1997           1996           1997           1996
                                    -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income              $ 2,282,278    $ 2,282,058    $ 3,351,390    $ 2,645,781    $   389,032    $   238,998
  Net realized gain on investment
  transactions                           971,673      1,554,258        934,665      1,880,108        306,700        180,231
  Net change in unrealized
  appreciation (depreciation)
  of investments                       1,589,495     (1,132,174)     2,363,863       (602,626)       157,573        (28,212)
  Net increase in net assets from
  operations                           4,843,446      2,704,142      6,649,918      3,923,263        853,305        391,017

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
  Net investment income
    Class A                             (345,718)      (291,324)    (1,258,375)      (555,739)      (155,809)      (115,677)
    Class B                           (1,189,291)    (1,131,284)    (1,421,685)    (1,401,785)      (186,794)      (100,364)
    Class C                             (703,427)      (859,450)      (671,330)      (688,257)       (46,429)       (22,957)
  Distributions in excess of net
  investment income
    Class A                                   -0-        (9,978)       (30,406)       (33,335)           (12)          (902)
    Class B                                   -0-       (38,746)       (39,276)       (84,082)        (1,795)          (783)
    Class C                                   -0-       (29,435)       (16,414)       (41,283)          (515)          (179)
  Net realized gain on investments
    Class A                                   -0-            -0-            -0-            -0-       (59,025)       (15,668)
    Class B                                   -0-            -0-            -0-            -0-       (85,912)       (10,549)
    Class C                                   -0-            -0-            -0-            -0-       (22,732)        (1,013)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net increase (decrease)             (1,900,553)     3,381,831      1,759,900     12,089,059      3,021,558      3,148,417
  Total increase                         704,457      3,725,756      4,972,332     13,207,841      3,315,840      3,271,342

NET ASSETS
  Beginning of year                   48,590,562     44,864,806     65,539,798     52,331,957      6,441,781      3,170,439
  End of year                        $49,295,019    $48,590,562    $70,512,130    $65,539,798     $9,757,621     $6,441,781


See notes to financial statements.


26



NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1997                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Income Fund II (the "Fund") which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. The Fund operates as a series company currently comprised of nine portfolios: Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (the "Portfolios"). Each series is considered to be a separate entity for financial reporting and tax purposes. Each portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of the significant accounting policies followed by the Fund.

1. SECURITY VALUATION
The Fund values municipal securities at fair value based on prices provided by a recognized pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values.

If market quotations are not readily available from such pricing service, a municipal security is valued at its fair value as determined in good faith by the Fund's Adviser, Alliance Capital Management, L.P. under procedures established by the Fund's Board of Trustees. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $68,000 for the Minnesota, $68,000 for the New Jersey, $87,200 for the Pennsylvania, $71,000 for the Ohio, and $72,000 for the Florida Portfolios have been deferred and are being amortized on a straight-line basis through June, 1998. Organization expenses of approximately $25,550 for the Michigan, $31,450 for the Massachusetts, $27,200 for the Virginia and $41,750 for the Arizona Portfolios have been deferred and are being amortized on a straight-line basis through February, March, April and June, 1999, respectively.

3. TAXES
It is the policy of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premium and accretes original issue discount and market discount as adjustments to interest income.

The Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.


27



NOTES TO FINANCIAL STATEMENTS (CONTINUED)     ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gains distribution are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified with the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification. During the current fiscal year, certain portfolios had permanent differences, primarily due to distributions in excess of net tax-exempt investment income which resulted in a net decrease in distributions in excess of net investment income and a corresponding decrease in additional paid-in capital for those portfolios. These reclassifications had no affect on net assets.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser") an advisory fee at an annual rate of
 .625 of 1% of each Portfolio's average daily net assets. Such fees are accrued daily and paid monthly. For the year ended September 30, 1997, the Adviser voluntarily agreed to waive all or a portion of its advisory fees. The aggregate amounts of such fee waivers were: Arizona Portfolio, $85,933; Florida Portfolio, $350,299; Massachusetts Portfolio, $97,045; Michigan Portfolio, $91,349; Minnesota Portfolio, $117,961; New Jersey Portfolio, $323,542; Ohio Portfolio, $290,778; Pennsylvania Portfolio, $242,697; and Virginia Portfolio $49,263.

Pursuant to the advisory agreement, the Adviser provides to each Portfolio certain legal and accounting services. For the year ended September 30, 1997, the Adviser voluntarily agreed to waive its fees for such services. In addition, the Adviser agreed to reimburse each Portfolio for certain operating expenses. Such expenses amounted to: Arizona Portfolio, $178,740; Massachusetts Portfolio, $162,043; Michigan Portfolio, $132,842; Minnesota Portfolio, $155,638; Ohio Portfolio, $62,173 and Virginia Portfolio, $179,932. There was no such reimbursement for the Florida Portfolio, New Jersey Portfolio and the Pennsylvania Portfolio.

Each Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Services Agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to: Arizona Portfolio, $18,000; Florida Portfolio, $24,556; Massachusetts Portfolio, $18,000; Michigan Portfolio, $18,000; Minnesota Portfolio, $18,000; New Jersey Portfolio, $38,674; Ohio Portfolio, $24,949; Pennsylvania Portfolio, $34,716; and Virginia Portfolio, $18,000.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The amount of front-end sales charges received by the Distributor from sales of each respective Portfolio's Class A shares for the year ended September 30, 1997 were: Arizona Portfolio $8,550; Florida Portfolio $6,676; Massachusetts Portfolio $6,544; Michigan Portfolio $3,231; Minnesota Portfolio, $2,259; New Jersey Portfolio, $6,728; Pennsylvania Portfolio, $6,672; and Virginia Portfolio, $2,344. The amount of contingent deferred sales charges imposed upon redemptions by shareholders of Class B shares for the same period were: Arizona Portfolio, $26,432; Florida Portfolio, $24,195; Massachusetts Portfolio, $5,545; Michigan Portfolio, $4,700; Minnesota Portfolio, $10,660; New Jersey Portfolio, $51,440; Ohio Portfolio, $23,986; Pennsylvania Portfolio, $19,985; and Virginia Portfolio, $6,835. The amount of contingent deferred sales charges imposed upon redemptions by shareholders of Class C shares for the year ended September 30, 1997 were: Arizona Portfolio, 1,329; Florida Portfolio, $1,137; Massachusetts Portfolio, $2,193; Michigan Portfolio, $2,053; Minnesota Portfolio, $1,172; New Jersey Portfolio, $2,401; Ohio Portfolio, $2,176; Pennsylvania Portfolio, $1,087; and Virginia Portfolio, $187.


28



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

NOTE C: DISTRIBUTION SERVICES AGREEMENT
Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of operations of each Portfolio the Distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

PORTFOLIO            CLASS B        CLASS C
--------------      ----------     ----------
Arizona             $  737,147     $  176,290
Florida              1,121,048      1,152,723
Massachusetts          654,399        605,448
Michigan               633,711        728,261
Minnesota              990,510        727,660
New Jersey           1,797,139        759,019
Ohio                 1,490,274        762,570
Pennsylvania         1,276,781        680,204
Virginia               845,124        235,241


Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the year ended September 30, 1997 were as follows:

PORTFOLIO           PURCHASES        SALES
--------------    ------------   ------------
Arizona           $ 32,012,466   $ 26,292,554
Florida            141,479,088    138,210,915
Massachusetts       31,281,233     20,575,225
Michigan            25,194,536     23,337,789
Minnesota           25,882,173     24,409,819
New Jersey          45,128,561     50,633,071
Ohio                48,093,498     51,547,216
Pennsylvania        58,633,704     56,627,335
Virginia            22,532,846     19,798,346


At September 30, 1997, the cost of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation of investments for each Portfolio were as follows:

                                      GROSS           GROSS            NET
                                    UNREALIZED      UNREALIZED      UNREALIZED
PORTFOLIO            TAX COST      APPRECIATION   (DEPRECIATION)   APPRECIATION
--------------     ------------    ------------    ------------    ------------
Arizona            $ 17,445,084    $   487,086         $  -0-      $   487,086
Florida              72,507,978      2,494,719            -0-        2,494,719
Massachusetts        22,065,936        636,420            -0-          636,420
Michigan             15,372,276        522,127            -0-          522,127
Minnesota            18,806,526        974,010            -0-          974,010
New Jersey           69,538,092      4,099,921            -0-        4,099,921
Ohio                 44,732,641      2,603,896            -0-        2,603,896
Pennsylvania         65,177,919      3,953,698            -0-        3,953,698
Virginia              9,264,442        220,107            -0-          220,107


29



NOTES TO FINANCIAL STATEMENTS (CONTINUED)     ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

For Federal income tax purposes at September 30, 1997, the Fund had capital loss carryforwards for the following Portfolios: $3,802,409 expiring in 2003, and $349,704 expiring in 2004, for New Jersey Portfolio; $5,161,244 expiring in 2003, for Florida Portfolio; $2,755,099 expiring in 2003, and $332,000 expiring in 2004, for Ohio Portfolio; $1,859,245 expiring in 2002, for Pennsylvania Portfolio; and $924,729 expiring in 2003, and $492,981 expiring in 2004, for Minnesota Portfolio. Any net capital losses incurred after October 31 ("Post October losses") within the taxable year are deemed to arise on the first business day of each Portfolio's next taxable year. None of the portfolios had post October losses.


NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $.01 par value shares of beneficial interest authorized for Class A, Class B and Class C shares.

Transactions in shares of beneficial interest in each Portfolio were as follows:


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                       SEPT. 30,      SEPT. 30,     SEPT. 30,       SEPT. 30,
ARIZONA PORTFOLIO        1997           1996          1997            1996
-----------------   -------------   -----------  --------------   -------------
CLASS A
Shares sold              466,115       245,077     $ 4,910,624     $ 2,497,924
Shares issued in
  reinvestment of
  dividends and
  distributions            9,889         7,348         104,166          75,448
Shares converted
  from Class B             5,552         8,585          58,577          85,589
Shares redeemed          (52,682)      (65,056)       (550,222)       (660,264)
Net increase             428,874       195,954     $ 4,523,145     $ 1,998,697

CLASS B
Shares sold              234,439       222,576     $ 2,473,657     $ 2,277,718
Shares issued in
  reinvestment of
  dividends and
  distributions           13,442         9,322         141,339          95,597
Shares converted
  to Class A              (5,552)       (8,585)        (58,577)        (85,589)
Shares redeemed         (139,836)      (27,452)     (1,453,909)       (280,976)
Net increase             102,493       195,861     $ 1,102,510     $ 2,006,750

CLASS C
Shares sold              115,373        44,293     $ 1,209,064     $   451,216
Shares issued in
  reinvestment of
  dividends and
  distributions            3,226         2,349          33,997          24,160
Shares redeemed          (22,676)      (24,564)       (237,839)       (247,584)
Net increase              95,923        22,078     $ 1,005,222     $   227,792


30


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                       SEPT. 30,      SEPT. 30,     SEPT. 30,       SEPT. 30,
FLORIDA PORTFOLIO         1997           1996          1997            1996
-----------------   -------------   -----------  --------------   -------------

CLASS A
Shares sold              401,472       519,985     $ 3,966,237     $ 5,045,697
Shares issued in
  reinvestment of
  dividends and
  distributions           32,217        29,497         318,408         286,857
Shares converted
  from Class B            51,926        22,916         510,238         219,737
Shares redeemed         (228,010)     (351,639)     (2,248,140)     (3,406,503)
Net increase             257,605       220,759     $ 2,546,743     $ 2,145,788

CLASS B
Shares sold              744,931       649,530     $ 7,338,616     $ 6,337,001
Shares issued in
  reinvestment of
  dividends and
  distributions           50,066        44,597         495,099         434,054
Shares converted
  to Class A             (51,926)      (22,916)       (510,238)       (219,737)
Shares redeemed         (579,406)     (544,509)     (5,720,727)     (5,277,524)
Net increase             163,665       126,702     $ 1,602,750     $ 1,273,794

CLASS C
Shares sold              676,267       594,748     $ 6,658,690     $ 5,803,084
Shares issued in
  reinvestment of
  dividends and
  distributions           62,835        85,081         621,766         834,227
Shares redeemed       (1,296,118)     (800,351)    (12,661,785)     (7,816,531)
Net decrease            (557,016)     (120,522)    $(5,381,329)    $(1,179,220)


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                       YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
MASSACHUSETTS           SEPT. 30,     SEPT. 30,      SEPT. 30,       SEPT. 30,
PORTFOLI                  1997          1996           1997            1996
---------------     -------------   -----------  --------------   -------------
CLASS A
Shares sold              705,271       172,711     $ 7,737,977     $ 1,833,733
Shares issued in
  reinvestment of
  dividends and
  distributions           16,441         4,244         178,373          45,329
Shares converted
  from Class B                36            -0-            397              -0-
Shares redeemed         (172,200)       (8,362)     (1,883,762)        (89,000)
Net increase             549,548       168,593     $ 6,032,985     $ 1,790,062

CLASS B
Shares sold              336,620       191,547     $ 3,677,110     $ 2,024,593
Shares issued in
  reinvestment of
  dividends and
  distributions           14,320         5,666         155,377          60,463
Shares converted
  to Class A                 (36)           -0-           (397)             -0-
Shares redeemed          (44,532)      (24,584)       (485,344)       (264,300)
Net increase             306,372       172,629     $ 3,346,746     $ 1,820,756

CLASS C
Shares sold              386,133       371,867     $ 4,233,533     $ 3,967,597
Shares issued in
  reinvestment of
  dividends and
  distributions           28,580        18,527         309,824         197,520
Shares redeemed         (132,699)     (217,586)     (1,439,761)     (2,303,514)
Net increase             282,014       172,808     $ 3,103,596     $ 1,861,603


31



NOTES TO FINANCIAL STATEMENTS (CONTINUED)     ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                               SHARES                         AMOUNT
                     --------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                       SEPT. 30,      SEPT. 30,     SEPT. 30,       SEPT. 30,
MICHIGAN PORTFOLIO        1997           1996          1997            1996
------------------    -----------   -----------  --------------   -------------
CLASS A
Shares sold              160,589       101,489     $ 1,659,299     $ 1,014,340
Shares issued in
  reinvestment of
  dividends and
  distributions           19,006        25,151         193,980         255,525
Shares converted
  from Class B                28         8,229             286          81,522
Shares redeemed         (230,129)      (40,577)     (2,348,441)       (412,901)
Net increase(decrease)   (50,506)       94,292     $  (494,876)    $   938,486

CLASS B
Shares sold              185,283       159,283     $ 1,897,940     $ 1,598,649
Shares issued in
  reinvestment of
  dividends and
  distributions           13,545         9,868         138,387         100,283
Shares converted
  to Class A                 (28)       (8,229)           (286)        (81,522)
Shares redeemed          (46,187)      (49,958)       (470,069)       (499,250)
Net increase             152,613       110,964     $ 1,565,972     $ 1,118,160

CLASS C
Shares sold              176,811       250,006     $ 1,814,237     $ 2,504,024
Shares issued in
  reinvestment of
  dividends and
  distributions           22,260        16,967         227,355         171,824
Shares redeemed         (104,698)     (163,569)     (1,074,731)     (1,643,073)
Net increase              94,373       103,404     $   966,861     $ 1,032,775


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                       SEPT. 30,      SEPT. 30,     SEPT. 30,       SEPT. 30,
MINNESOTA PORTFOLIO      1997           1996          1997            1996
-------------------   -----------   -----------  --------------   -------------
CLASS A
Shares sold              105,934        92,916     $ 1,027,028     $   881,265
Shares issued in
  reinvestment of
  dividends and
  distributions           12,865        12,846         125,087         122,393
Shares converted
  from Class B            11,080           387         107,249           3,685
Shares redeemed          (47,164)      (30,018)       (460,217)       (284,383)
Net increase              82,715        76,131     $   799,147     $   722,960

CLASS B
Shares sold              167,360       222,829     $ 1,631,577     $ 2,141,082
Shares issued in
  reinvestment of
  dividends and
  distributions           26,821        28,415         260,796         270,706
Shares converted
  to Class A             (11,080)         (387)       (107,249)         (3,685)
Shares redeemed         (194,610)     (154,177)     (1,893,478)     (1,473,158)
Net increase (decrease)  (11,509)       96,680     $  (108,354)    $   934,945

CLASS C
Shares sold              167,292       123,688     $ 1,624,602     $ 1,186,392
Shares issued in
  reinvestment of
  dividends and
  distributions           27,887        30,164         271,274         287,651
Shares redeemed         (141,329)     (238,952)     (1,373,367)     (2,271,861)
Net increase (decrease)   53,850       (85,100)    $   522,509     $  (797,818)


32



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                               SHARES                         AMOUNT
                     --------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                       SEPT. 30,      SEPT. 30,     SEPT. 30,       SEPT. 30,
NEW JERSEY PORTFOLIO     1997           1996          1997            1996
-------------------- ------------   -----------  --------------   -------------
CLASS A
Shares sold              469,608       625,486     $ 4,670,579     $ 6,081,158
Shares issued in
  reinvestment of
  dividends and
  distributions           43,821        52,967         434,332         512,440
Shares converted
  from Class B            25,334        10,942         250,480         110,519
Shares redeemed         (530,123)     (295,089)     (5,236,167)     (2,850,599)
Net increase               8,640       394,306     $   119,224     $ 3,853,518

CLASS B
Shares sold              612,170     1,079,052     $ 6,103,109     $10,515,892
Shares issued in
  reinvestment of
  dividends and
  distributions          106,709       109,643       1,057,759       1,062,642
Shares converted
  to Class A             (25,331)      (10,942)       (250,480)       (110,519)
Shares redeemed         (943,180)     (749,409)     (9,338,864)     (7,256,786)
Net increase(decrease)  (249,632)      428,344     $(2,428,476)    $ 4,211,229

CLASS C
Shares sold              374,853       633,743     $ 3,722,963     $ 6,162,975
Shares issued in
  reinvestment of
  dividends and
  distributions           67,711        78,732         671,448         763,028
Shares redeemed         (657,468)     (591,207)     (6,516,928)     (5,695,937)
Net increase(decrease)  (214,904)      121,268     $(2,122,517)    $ 1,230,066


                               SHARES                         AMOUNT
                     --------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                       SEPT. 30,      SEPT. 30,     SEPT. 30,       SEPT. 30,
OHIO PORTFOLIO           1997           1996          1997            1996
--------------       ------------   -----------  --------------   -------------
CLASS A
Shares sold              278,619       254,120     $ 2,767,243     $ 2,463,924
Shares issued in
  reinvestment of
  dividends and
  distributions           20,667        20,355         203,289         195,466
Shares converted
  from Class B            13,783         6,776         138,710          64,703
Shares redeemed         (195,949)      (88,508)     (1,909,329)       (851,889)
Net increase             117,120       192,743     $ 1,199,913     $ 1,872,204

CLASS B
Shares sold              491,863       708,116     $ 4,851,011     $ 6,793,206
Shares issued in
  reinvestment of
  dividends and
  distributions          (85,785)       84,542         844,851         813,053
Shares converted
  to Class A             (13,783)       (6,776)       (138,710)        (64,703)
Shares redeemed         (561,173)     (437,800)     (5,501,504)     (4,210,177)
Net increase               2,692       348,082     $    55,648     $ 3,331,379

CLASS C
Shares sold              173,363       306,053     $ 1,711,532     $ 2,943,537
Shares issued in
  reinvestment of
  dividends and
  distributions           51,701        58,817         509,274         566,008
Shares redeemed         (551,175)     (553,963)     (5,376,920)     (5,331,297)
Net decrease            (326,111)     (189,093)    $(3,156,114)    $(1,821,752)


33



NOTES TO FINANCIAL STATEMENTS (CONTINUED)     ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
PENNSYLVANIA           SEPT. 30,      SEPT. 30,     SEPT. 30,       SEPT. 30,
PORTFOLIO                1997           1996          1997            1996
--------------      -------------   -----------  --------------   -------------
CLASS A
Shares sold              467,692     1,374,963     $ 4,681,081     $13,527,078
Shares issued in
  reinvestment of
  dividends and
  distributions           84,710        22,540         852,355         220,725
Shares converted
  from Class B            63,903        48,579         646,415         472,346
Shares redeemed         (344,028)     (208,292)     (3,466,776)     (2,034,747)
Net increase             272,277     1,237,790     $ 2,713,075     $12,185,402

CLASS B
Shares sold              577,688       533,742     $ 5,820,098     $ 5,244,693
Shares issued in
  reinvestment of
  dividends and
  distributions           80,944        81,750         814,188         800,878
Shares converted
  to Class A             (63,903)      (48,579)       (646,415)       (472,346)
Shares redeemed         (771,304)     (440,056)     (7,750,943)     (4,312,987)
Net increase(decrease)  (176,575)      126,857     $(1,763,072)    $ 1,260,238

CLASS C
Shares sold              288,667       325,151     $ 2,906,593     $ 3,213,975
Shares issued in
  reinvestment of
  dividends and
  distributions           44,989        45,719         452,736         448,507
Shares redeemed         (254,416)     (511,735)     (2,549,432)     (5,019,063)
Net increase(decrease)    79,240      (140,865)    $   809,897     $(1,356,581)


                               SHARES                         AMOUNT
                     --------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                       SEPT. 30,      SEPT. 30,     SEPT. 30,       SEPT. 30,
VIRGINIA PORTFOLIO        1997           1996          1997            1996
------------------   ------------   -----------  --------------   -------------
CLASS A
Shares sold              106,838        71,182     $ 1,119,910     $   740,685
Shares issued in
  reinvestment of
  dividends and
  distributions           12,492         8,689         131,306          90,991
Shares converted
  from Class B                -0-          103              -0-          1,094
Shares redeemed          (27,670)      (28,103)       (291,141)       (294,511)
Net increase              91,660        51,871     $   960,075     $   538,259

CLASS B
Shares sold              168,891       226,100     $ 1,787,325     $ 2,369,231
Shares issued in
  reinvestment of
  dividends and
  distributions           19,801         7,632         208,051          79,869
Shares converted
  to Class A                  -0-         (103)             -0-         (1,094)
Shares redeemed          (44,556)      (33,245)       (465,272)       (345,773)
Net increase             144,136       200,384     $ 1,530,104     $ 2,102,233

CLASS C
Shares sold               54,662        59,047     $   578,928     $   615,683
Shares issued in
  reinvestment of
  dividends and
  distributions            6,070         2,054          63,771          21,491
Shares redeemed          (10,711)      (12,272)       (111,320)       (129,249)
Net increase              50,021        48,829     $   531,379     $   507,925


34



FINANCIAL HIGHLIGHTS                          ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

ARIZONA PORTFOLIO

                                                                 CLASS A
                                            ----------------------------------------------------
                                                                                  JUNE 1,1994(a)
                                                   YEAR ENDED SEPTEMBER 30,             TO
                                            -------------------------------------  SEPTEMBER 30,
                                                1997         1996         1995         1994
                                            -----------  -----------  -----------  -------------
Net asset value, beginning of period          $10.32       $10.29       $ 9.77       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .57(c)       .55(c)       .56          .20
Net realized and unrealized gain (loss)
  on investment transactions                     .48          .14          .53         (.23)
Net increase (decrease) in net asset
  value from operations                         1.05          .69         1.09         (.03)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.57)        (.55)        (.56)        (.20)
Distributions in excess of net
  investment income                               -0-        (.03)        (.01)          -0-
Distributions from net realized gains           (.02)        (.08)          -0-          -0-
TOTAL DIVIDENDS AND DISTRIBUTIONS               (.59)        (.66)        (.57)        (.20)
Net asset value, end of period                $10.78       $10.32       $10.29       $ 9.77

TOTAL RETURN
Total investment return based on
  net asset value (d)                          10.54%        6.84%       11.56%        (.35)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $9,225       $4,409       $2,379         $930
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .78%         .78%         .78%         .78%(e)
  Expenses, before waivers/reimbursements       2.71%        3.69%        4.88%        7.71%(e)
  Net investment income, net of waivers
    /reimbursements                             5.42%        5.33%        5.56%        5.82%(e)
Portfolio turnover rate                          193%         244%          85%          81%


                                                                CLASS B
                                            ----------------------------------------------------
                                                                                  JUNE 1,1994(a)
                                                    YEAR ENDED SEPTEMBER 30,            TO
                                            -------------------------------------  SEPTEMBER 30,
                                                1997         1996         1995         1994
                                            -----------  -----------  -----------  -------------
Net asset value, beginning of period          $10.32       $10.29       $ 9.77       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .50(c)       .47(c)       .49          .18
Net realized and unrealized gain (loss)
  on investment transactions                     .48          .14          .53         (.24)
Net increase (decrease) in net asset
  value from operations                          .98          .61         1.02         (.06)

LESS: DIVIDENDS AND DISTRIBUTIONS
DIVIDENDS FROM NET INVESTMENT INCOME            (.50)        (.47)        (.49)        (.17)
Distributions in excess of net
  investment income                               -0-        (.03)        (.01)          -0-
Distributions from net realized gains           (.02)        (.08)          -0-          -0-
Total dividends and distributions               (.52)        (.58)        (.50)        (.17)
Net asset value, end of period                $10.78       $10.32       $10.29       $ 9.77

TOTAL RETURN
Total investment return based on net
  asset value (d)                               9.80%        6.10%       10.78%        (.58)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $6,531       $5,199       $3,166       $1,677
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.48%        1.48%        1.48%        1.48%(e)
  Expenses, before waivers/reimbursements       3.40%        4.40%        5.58%        8.41%(e)
  Net investment income, net of waivers
    /reimbursements                             4.73%        4.62%        4.89%        5.13%(e)
Portfolio turnover rate                          193%         244%          85%          81%


See footnote summary on page 52.


35



FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

ARIZONA PORTFOLIO

                                                                   CLASS C
                                            ----------------------------------------------------
                                                                                  JUNE 1,1994(a)
                                                    YEAR ENDED SEPTEMBER 30,            TO
                                            -------------------------------------  SEPTEMBER 30,
                                                1997         1996         1995         1994
                                            -----------  -----------  -----------  -------------
Net asset value, beginning of period          $10.32       $10.30       $ 9.77       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .50(c)       .47(c)       .49          .17
Net realized and unrealized gain (loss)
  on investment transactions                     .48          .13          .54         (.23)
Net increase (decrease) in net asset
  value from operations                          .98          .60         1.03         (.06)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.50)        (.47)        (.49)        (.17)
Distributions in excess of net
  investment income                               -0-        (.03)        (.01)          -0-
Distributions from net realized gains           (.02)        (.08)          -0-          -0-
Total dividends and distributions               (.52)        (.58)        (.50)        (.17)
Net asset value, end of period                $10.78       $10.32       $10.30       $ 9.77

TOTAL RETURN
Total investment return based on net
  asset value (d)                               9.80%        6.00%       10.89%        (.58)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $1,775         $710         $481         $485
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.48%        1.48%        1.48%        1.48%(e)
  Expenses, before waivers/reimbursements       3.39%        4.41%        5.58%        8.41%(e)
  Net investment income, net of waivers
    /reimbursements                             4.70%        4.61%        4.90%        4.70%(e)
Portfolio turnover rate                          193%         244%          85%          81%


See footnote summary on page 52.


36



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

FLORIDA PORTFOLIO

                                                                         CLASS A
                                            -----------------------------------------------------------------
                                                                                              JUNE 25,1993(a)
                                                           YEAR ENDED SEPTEMBER 30,                  TO
                                            --------------------------------------------------  SEPTEMBER 30,
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period          $ 9.73       $ 9.58       $ 8.89       $10.25       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .55(c)       .54(c)       .55          .55          .16
Net realized and unrealized gain (loss)
  on investment transactions                     .41          .16          .69        (1.35)         .25
Net increase (decrease) in net asset
  value from operations                          .96          .70         1.24         (.80)         .41

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.55)        (.54)        (.55)        (.55)        (.16)
Distributions in excess of net
  investment income                               -0-        (.01)          -0-          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.55)        (.55)        (.55)        (.56)        (.16)
Net asset value, end of period                $10.14       $ 9.73       $ 9.58       $ 8.89       $10.25

TOTAL RETURN
Total investment return based on
  net asset value (d)                          10.14%        7.45%       14.44%       (8.03)%       4.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $17,516      $14,297      $11,956       $8,227       $4,145
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .73%         .73%         .73%         .38%          -0-%(e)
  Expenses, before waivers/reimbursements       1.35%        1.33%        1.33%        1.27%        1.30%(e)
  Net investment income, net of waivers
    /reimbursements                             5.58%        5.52%        5.91%        5.70%        5.44%(e)
Portfolio turnover rate                          204%         237%         146%         185%          82%


                                                                          CLASS B
                                            -----------------------------------------------------------------
                                                                                              JUNE 25,1993(a)
                                                          YEAR ENDED SEPTEMBER 30,                   TO
                                            --------------------------------------------------  SEPTEMBER 30,
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period          $ 9.74       $ 9.58       $ 8.89       $10.25       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .48(c)       .47(c)       .47          .48          .14
Net realized and unrealized gain (loss)
  on investment transactions                     .40          .17          .70        (1.35)         .25
Net increase (decrease) in net asset
  value from operations                          .88          .64         1.17         (.87)         .39

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.48)        (.47)        (.47)        (.48)        (.14)
Distributions in excess of net
  investment income                               -0-        (.01)        (.01)          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.48)        (.48)        (.48)        (.49)        (.14)
Net asset value, end of period                $10.14       $ 9.74       $ 9.58       $ 8.89       $10.25

TOTAL RETURN
Total investment return based on net
  asset value (d)                               9.24%        6.78%       13.56%       (8.72)%       3.91%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $24,820      $22,235      $20,660      $18,048       $9,588
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.43%        1.43%        1.42%        1.08%         .61%(e)
  Expenses, before waivers/reimbursements       2.05%        2.03%        2.03%        1.98%        2.00%(e)
  Net investment income, net of waivers
    /reimbursements                             4.87%        4.81%        5.22%        4.99%        4.74%(e)
Portfolio turnover rate                          204%         237%         146%         185%          82%


See footnote summary on page 52.


37



FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

FLORIDA PORTFOLIO

                                                                         CLASS C
                                            -----------------------------------------------------------------
                                                                                              JUNE 25,1993(a)
                                                           YEAR ENDED SEPTEMBER 30,                   TO
                                            --------------------------------------------------  SEPTEMBER 30,
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period           $9.74        $9.58        $8.89       $10.25       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .49(c)       .47(c)       .47          .48          .14
Net realized and unrealized gain (loss)
  on investment transactions                     .39          .17          .70        (1.35)         .25
Net increase (decrease) in net asset
  value from operations                          .88          .64         1.17         (.87)         .39

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.48)        (.47)        (.47)        (.48)        (.14)
Distributions in excess of net
  investment income                               -0-        (.01)        (.01)          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.48)        (.48)        (.48)        (.49)        (.14)
Net asset value, end of period                $10.14        $9.74        $9.58        $8.89       $10.25

TOTAL RETURN
Total investment return based on
  net asset value (d)                           9.23%        6.78%       13.56%       (8.72)%       3.91%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $25,722      $30,121      $30,787      $42,405      $28,249
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.43%        1.43%        1.42%        1.08%         .61%(e)
  Expenses, before waivers/reimbursements       2.03%        2.02%        2.03%        1.97%        2.00%(e)
  Net investment income, net of waivers
    /reimbursements                             4.89%        4.81%        5.27%        4.97%        4.74%(e)
Portfolio turnover rate                          204%         237%         146%         185%          82%


See footnote summary on page 52.


38



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

MASSACHUSETTS PORTFOLIO

                                                                  CLASS A
                                            ----------------------------------------------------
                                                                                 MAR. 29,1994(a)
                                                    YEAR ENDED SEPTEMBER 30,            TO
                                            -------------------------------------  SEPTEMBER 30,
                                                1997         1996         1995         1994
                                            -----------  -----------  -----------  -------------
Net asset value, beginning of period          $10.85       $10.50       $10.12       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .58(c)       .60(c)       .58          .31
Net realized and unrealized gain on
  investment transactions                        .57          .44          .41          .11
Net increase in net asset value
  from operations                               1.15         1.04          .99          .42

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.58)        (.59)        (.58)        (.30)
Distributions in excess of net
  investment income                             (.03)        (.02)        (.03)          -0-
Distributions from net realized gains           (.20)        (.08)          -0-          -0-
Total dividends and distributions               (.81)        (.69)        (.61)        (.30)
Net asset value, end of period                $11.19       $10.85       $10.50       $10.12

TOTAL RETURN
Total investment return based on net
  asset value (d)                              11.14%       10.25%       10.19%        4.14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $9,461       $3,211       $1,337         $565
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .72%         .62%         .60%         .60%(e)
  Expenses, before waivers/reimbursements       2.40%        3.15%        6.44%       13.20%(e)
  Net investment income, net of waivers
    /reimbursements                             5.40%        5.62%        5.67%        5.98%(e)
Portfolio turnover rate                          134%         246%         155%         146%



                                                                  CLASS B
                                            ----------------------------------------------------
                                                                                 MAR. 29,1994(a)
                                                    YEAR ENDED SEPTEMBER 30,            TO
                                            -------------------------------------  SEPTEMBER 30,
                                                1997         1996         1995         1994
                                            -----------  -----------  -----------  -------------
Net asset value, beginning of period          $10.84       $10.49       $10.12       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .51(c)       .52(c)       .52          .27
Net realized and unrealized gain on
  investment transactions                        .58          .45          .39          .11
Net increase in net asset value from
  operations                                    1.09          .97          .91          .38

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.51)        (.52)        (.52)        (.26)
Distributions in excess of net
  investment income                             (.03)        (.02)        (.02)          -0-
Distributions from net realized gains           (.20)        (.08)          -0-          -0-
Total dividends and distributions               (.74)        (.62)        (.54)        (.26)
Net asset value, end of period                $11.19       $10.84       $10.49       $10.12

TOTAL RETURN
Total investment return based on net
  asset value (d)                              10.52%        9.52%        9.32%        3.78%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $7,230       $3,683       $1,754         $725
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.42%        1.32%        1.30%        1.30%(e)
  Expenses, before waivers/reimbursements       3.07%        3.85%        7.14%       13.90%(e)
  Net investment income, net of waivers
    /reimbursements                             4.73%        4.93%        4.90%        5.13%(e)
Portfolio turnover rate                          134%         246%         155%         146%


See footnote summary on page 52.


39



FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

MASSACHUSETTS PORTFOLIO

                                                                  CLASS C
                                            ----------------------------------------------------
                                                                                 MAR. 29,1994(a)
                                                    YEAR ENDED SEPTEMBER 30,            TO
                                            -------------------------------------  SEPTEMBER 30,
                                                1997         1996         1995         1994
                                            -----------  -----------  -----------  -------------
Net asset value, beginning of period          $10.84       $10.49       $10.12       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .51(c)       .52(c)       .52          .25
Net realized and unrealized gain on
  investment transactions                        .58          .45          .39          .13
Net increase in net asset value from
  operations                                    1.09          .97          .91          .38

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.51)        (.52)        (.52)        (.26)
Distributions in excess of net
  investment income                             (.03)        (.02)        (.02)          -0-
Distributions from net realized gains           (.20)        (.08)          -0-          -0-
Total dividends and distributions               (.74)        (.62)        (.54)        (.26)
Net asset value, end of period                $11.19       $10.84       $10.49       $10.12

TOTAL RETURN
Total investment return based on net
  asset value (d)                              10.52%        9.52%        9.32%        3.78%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $7,815       $4,514       $2,556         $774
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.42%        1.31%        1.30%        1.30%(e)
  Expenses, before waivers/reimbursements       3.09%        3.84%        7.14%       13.90%(e)
  Net investment income, net of waivers
    /reimbursements                             4.75%        4.88%        4.85%        4.00%(e)
Portfolio turnover rate                          134%         246%         155%         146%


See footnote summary on page 52.


40



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

MICHIGAN PORTFOLIO

                                                                 CLASS A
                                            ----------------------------------------------------
                                                                                   FEBRUARY 25,
                                                   YEAR ENDED SEPTEMBER 30,          1994(a) TO
                                            -------------------------------------  SEPTEMBER 30,
                                                1997         1996         1995         1994
                                            -----------  -----------  -----------  -------------
Net asset value, beginning of period          $10.12       $10.10       $ 9.35       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .53(c)       .52(c)       .52          .33
Net realized and unrealized gain (loss)
  on investment transactions                     .55          .22          .78         (.65)
Net increase (decrease) in net asset
  value from operations                         1.08          .74         1.30         (.32)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.53)        (.52)        (.52)        (.33)
Distributions in excess of net
  investment income                             (.02)        (.03)        (.03)          -0-
Distributions from net realized gains           (.13)        (.17)          -0-          -0-
Total dividends and distributions               (.68)        (.72)        (.55)        (.33)
Net asset value, end of period                $10.52       $10.12       $10.10       $ 9.35

TOTAL RETURN
Total investment return based on net
  asset value (d)                              11.05%        7.54%       14.40%       (3.24)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $5,836       $6,123       $5,158       $2,473
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .96%         .96%        1.36%         .93%(e)
  Expenses, before waivers/reimbursements       2.46%        2.77%        3.43%        3.97%(e)
  Net investment income, net of waivers
    /reimbursements                             5.24%        5.21%        5.27%        5.83%(e)
Portfolio turnover rate                          161%         242%         151%         222%


                                                                 CLASS B
                                            ----------------------------------------------------
                                                                                   FEBRUARY 25,
                                                   YEAR ENDED SEPTEMBER 30,          1994(a) TO
                                            -------------------------------------  SEPTEMBER 30,
                                                1997         1996         1995         1994
                                            -----------  -----------  -----------  -------------
Net asset value, beginning of period          $10.12       $10.10       $ 9.35       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .46(c)       .45(c)       .45          .29
Net realized and unrealized gain (loss)
  on investment transactions                     .55          .22          .78         (.65)
Net increase (decrease) in net asset
  value from operations                         1.01          .67         1.23         (.36)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.46)        (.45)        (.45)        (.29)
Distributions in excess of net
  investment income                             (.02)        (.03)        (.03)          -0-
Distributions from net realized gains           (.13)        (.17)          -0-          -0-
Total dividends and distributions               (.61)        (.65)        (.48)        (.29)
Net asset value, end of period                $10.52       $10.12       $10.10       $ 9.35

TOTAL RETURN
Total investment return based on net
  asset value (d)                              10.30%        6.80%       13.58%       (3.65)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $5,300       $3,553       $2,424       $1,722
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.66%        1.66%        2.06%        1.63%(e)
  Expenses, before waivers/reimbursements       3.23%        3.48%        4.12%        4.67%(e)
  Net investment income, net of waivers
    /reimbursements                             4.53%        4.51%        4.57%        4.93%(e)
Portfolio turnover rate                          161%         242%         151%         222%


See footnote summary on page 52.


41



FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

MICHIGAN PORTFOLIO

                                                                 CLASS C
                                            ----------------------------------------------------
                                                                                   FEBRUARY 25,
                                                   YEAR ENDED SEPTEMBER 30,          1994(a) TO
                                            -------------------------------------  SEPTEMBER 30,
                                                1997         1996         1995         1994
                                            -----------  -----------  -----------  -------------
Net asset value, beginning of period          $10.12       $10.10       $ 9.35       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .46(c)       .45(c)       .45          .29
Net realized and unrealized gain (loss)
  on investment transactions                     .55          .22          .78         (.65)
Net increase (decrease) in net asset
  value from operations                         1.01          .67         1.23         (.36)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.46)        (.45)        (.45)        (.29)
Distributions in excess of net
  investment income                             (.02)        (.03)        (.03)          -0-
Distributions from net realized gains           (.13)        (.17)          -0-          -0-
Total dividends and distributions               (.61)        (.65)        (.48)        (.29)
Net asset value, end of period                $10.52       $10.12       $10.10       $ 9.35

TOTAL RETURN
Total investment return based on net
  asset value (d)                              10.30%        6.80%       13.58%       (3.65)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $5,089       $3,940       $2,886       $2,778
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.66%        1.66%        2.06%        1.63%(e)
  Expenses, before waivers/reimbursements       3.20%        3.48%        4.13%        4.67%(e)
  Net investment income, net of waivers
    /reimbursements                             4.55%        4.50%        4.69%        4.92%(e)
Portfolio turnover rate                          161%         242%         151%         222%


See footnote summary on page 52.


42



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

MINNESOTA PORTFOLIO

                                                                       CLASS A
                                            -----------------------------------------------------------------
                                                                                              JUNE 25,1993(a)
                                                            YEAR ENDED SEPTEMBER 30,                 TO
                                            --------------------------------------------------  SEPTEMBER 30,
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period           $9.58        $9.49        $9.19       $10.28       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .53(c)       .53(c)       .53          .55          .15
Net realized and unrealized gain (loss)
  on investment transactions                     .39          .11          .32        (1.09)         .28
Net increase (decrease) in net asset
  value from operations                          .92          .64          .85         (.54)         .43

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.53)        (.53)        (.53)        (.55)        (.15)
Distributions in excess of net
  investment income                               -0-        (.02)        (.02)          -0-          -0-
Total dividends and distributions               (.53)        (.55)        (.55)        (.55)        (.15)
Net asset value, end of period                 $9.97        $9.58        $9.49       $ 9.19       $10.28

TOTAL RETURN
Total investment return based on
  net asset value (d)                           9.93%        6.95%        9.63%       (5.35)%       4.34%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $4,120       $3,165       $2,414       $2,125         $994
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .75%         .72%         .71%         .09%          -0-%(e)
  Expenses, before waivers/reimbursements       2.22%        2.19%        2.30%        2.12%        1.89%(E)
  Net investment income, net of waivers
    /reimbursements                             5.44%        5.54%        5.71%        5.71%        5.20%(e)
Portfolio turnover rate                          131%         195%         117%         143%          61%




                                                                       CLASS B
                                            -----------------------------------------------------------------
                                                                                              JUNE 25,1993(a)
                                                            YEAR ENDED SEPTEMBER 30,                 TO
                                            --------------------------------------------------  SEPTEMBER 30,
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period           $9.58        $9.49        $9.18       $10.28       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .46(c)       .46(c)       .46          .48          .13
Net realized and unrealized gain (loss)
  on investment transactions                     .39          .11          .33        (1.10)         .28
Net increase (decrease) in net asset
  value from operations                          .85          .57          .79         (.62)         .41

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.46)        (.46)        (.46)        (.48)        (.13)
Distributions in excess of net
  investment income                               -0-        (.02)        (.02)          -0-          -0-
Total dividends and distributions               (.46)        (.48)        (.48)        (.48)        (.13)
Net asset value, end of period                 $9.97        $9.58        $9.49       $ 9.18       $10.28

TOTAL RETURN
Total investment return based on net
  asset value (d)                               9.13%        6.15%        8.90%       (6.15)%       4.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $8,517       $8,291       $7,299       $6,150       $2,665
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.46%        1.42%        1.42%         .80%         .43%(e)
  Expenses, before waivers/reimbursements       2.91%        2.89%        3.02%        2.83%        2.59%(E)
  Net investment income, net of waivers
    /reimbursements                             4.75%        4.82%        4.97%        5.00%        4.50%(e)
Portfolio turnover rate                          131%         195%         117%         143%          61%


See footnote summary on page 52.


43



FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

MINNESOTA PORTFOLIO

                                                                       CLASS C
                                            -----------------------------------------------------------------
                                                                                              JUNE 25,1993(a)
                                                            YEAR ENDED SEPTEMBER 30,                 TO
                                            --------------------------------------------------  SEPTEMBER 30,
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period           $9.58        $9.50        $9.19       $10.27       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .46(c)       .46(c)       .46          .48          .13
Net realized and unrealized gain (loss)
  on investment transactions                     .39          .10          .33        (1.08)         .27
Net increase (decrease) in net asset
  value from operations                          .85          .56          .79         (.60)         .40

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.46)        (.46)        (.46)        (.48)        (.13)
Distributions in excess of net
  investment income                               -0-        (.02)        (.02)          -0-          -0-
Total dividends and distributions               (.46)        (.48)        (.48)        (.48)        (.13)
Net asset value, end of period                 $9.97        $9.58        $9.50       $ 9.19       $10.27

TOTAL RETURN
Total investment return based on
  net asset value (d)                           9.13%        6.03%        8.89%       (5.95)%       4.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $7,358       $6,553       $7,305       $9,489       $6,697
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.45%        1.41%        1.41%         .79%         .43%(e)
  Expenses, before waivers/reimbursements       2.89%        2.88%        3.00%        2.82%        2.59%(e)
  Net investment income, net of waivers
    /reimbursements                             4.76%        4.82%        5.05%        4.90%        4.50%(e)
Portfolio turnover rate                          131%         195%         117%         143%          61%


See footnote summary on page 52.


44



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

NEW JERSEY PORTFOLIO

                                                                       CLASS A
                                            -----------------------------------------------------------------
                                                                                              JUNE 25,1993(a)
                                                            YEAR ENDED SEPTEMBER 30,                 TO
                                            --------------------------------------------------  SEPTEMBER 30,
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period          $ 9.72        $9.65        $9.07       $10.29       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .51(c)       .51(c)       .54          .55          .15
Net realized and unrealized gain (loss)
  on investment transactions                     .44          .11          .59        (1.22)         .29
Net increase (decrease) in net asset
  value from operations                          .95          .62         1.13         (.67)         .44

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.51)        (.51)        (.54)        (.55)        (.15)
Distributions in excess of net
  investment income                             (.01)        (.04)        (.01)          -0-          -0-
Total dividends and distributions               (.52)        (.55)        (.55)        (.55)        (.15)
Net asset value, end of period                $10.15        $9.72        $9.65       $ 9.07       $10.29

TOTAL RETURN
Total investment return based on
  net asset value (d)                          10.01%        6.57%       12.91%       (6.67)%       4.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $16,309      $15,520      $11,612       $9,257       $6,679
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .82%         .82%         .82%         .20%          -0-%(e)
  Expenses, before waivers/reimbursements       1.34%        1.35%        1.35%        1.33%        1.29%(e)
  Net investment income, net of waivers
    /reimbursements                             5.16%        5.26%        5.73%        5.65%        5.37%(e)
Portfolio turnover rate                           61%         132%          86%         171%          47%


                                                                       CLASS B
                                            -----------------------------------------------------------------
                                                                                              JUNE 25,1993(a)
                                                            YEAR ENDED SEPTEMBER 30,                 TO
                                            --------------------------------------------------  SEPTEMBER 30,
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period          $ 9.72        $9.66        $9.07       $10.28       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .44(c)       .44(c)       .47          .48          .13
Net realized and unrealized gain (loss)
  on investment transactions                     .45          .10          .60        (1.21)         .28
Net increase (decrease) in net asset
  value from operations                          .89          .54         1.07         (.73)         .41

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.44)        (.45)        (.47)        (.48)        (.13)
Distributions in excess of net
  investment income                             (.01)        (.03)        (.01)          -0-          -0-
Total dividends and distributions               (.45)        (.48)        (.48)        (.48)        (.13)
Net asset value, end of period                $10.16        $9.72        $9.66       $ 9.07       $10.28

TOTAL RETURN
Total investment return based on net
  asset value (d)                               9.32%        5.66%       12.15%       (7.28)%       4.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $38,308      $39,099      $34,695      $30,459      $15,637
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.53%        1.53%        1.53%         .91%         .63%(e)
  Expenses, before waivers/reimbursements       2.04%        2.05%        2.06%        2.03%        1.99%(E)
  Net investment income, net of waivers
    /reimbursements                             4.45%        4.56%        5.03%        4.96%        4.67%(e)
Portfolio turnover rate                           61%         132%          86%         171%          47%


See footnote summary on page 52.


45



FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

NEW JERSEY PORTFOLIO

                                                                       CLASS C
                                            -----------------------------------------------------------------
                                                                                              JUNE 25,1993(a)
                                                            YEAR ENDED SEPTEMBER 30,                 TO
                                            --------------------------------------------------  SEPTEMBER 30,
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period          $ 9.72        $9.66        $9.07       $10.28       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .44(c)       .44(c)       .47          .48          .13
Net realized and unrealized gain (loss)
  on investment transactions                     .45          .10          .60        (1.21)         .28
Net increase (decrease) in net asset
  value from operations                          .89          .54         1.07         (.73)         .41

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.44)        (.45)        (.47)        (.48)        (.13)
Distributions in excess of net
  investment income                             (.01)        (.03)        (.01)          -0-          -0-
Total dividends and distributions               (.45)        (.48)        (.48)        (.48)        (.13)
Net asset value, end of period                $10.16        $9.72        $9.66       $ 9.07       $10.28

TOTAL RETURN
Total investment return based on net
  asset value (d)                               9.32%        5.66%       12.14%       (7.28)%       4.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $21,404      $22,579      $21,255      $26,472      $21,193
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.52%        1.52%        1.52%         .90%         .63%(e)
  Expenses, before waivers/reimbursements       2.03%        2.04%        2.06%        2.02%        1.99%(e)
  Net investment income, net of waivers
    /reimbursements                             4.47%        4.56%        5.09%        4.93%        4.67%(e)
Portfolio turnover rate                           61%         132%          86%         171%          47%


See footnote summary on page 52.


46



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

OHIO PORTFOLIO

                                                                       CLASS A
                                            -----------------------------------------------------------------
                                                                                              JUNE 25,1993(a)
                                                            YEAR ENDED SEPTEMBER 30,                 TO
                                            --------------------------------------------------  SEPTEMBER 30,
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period          $ 9.61        $9.53        $9.06       $10.26       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .54(c)       .52(c)       .54          .55          .15
Net realized and unrealized gain (loss)
  on investment transactions                     .54          .11          .48        (1.19)         .26
Net increase (decrease) in net asset
  value from operations                         1.08          .63         1.02         (.64)         .41

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.53)        (.53)        (.54)        (.55)        (.15)
Distributions in excess of net
  investment income                               -0-        (.02)        (.01)          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.53)        (.55)        (.55)        (.56)        (.15)
Net asset value, end of period                $10.16        $9.61        $9.53       $ 9.06       $10.26

TOTAL RETURN
Total investment return based on
  net asset value (d)                          11.60%        6.72%       11.63%       (6.44)%       4.15%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $7,596       $6,054       $4,170       $2,810       $1,050
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .75%         .75%         .75%         .04%          -0-%(e)
  Expenses, before waivers/reimbursements       1.52%        1.48%        1.51%        1.42%        1.32%(e)
  Net investment income, net of waivers
    /reimbursements                             5.49%        5.47%        5.74%        5.67%        5.30%(e)
Portfolio turnover rate                          104%         182%         108%         161%          55%


                                                                       CLASS B
                                            -----------------------------------------------------------------
                                                                                              JUNE 25,1993(a)
                                                            YEAR ENDED SEPTEMBER 30,                 TO
                                            --------------------------------------------------  SEPTEMBER 30,
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period          $ 9.61        $9.54        $9.06       $10.26       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .48(c)       .46(c)       .47          .48          .13
Net realized and unrealized gain (loss)
  on investment transactions                     .53          .09          .49        (1.19)         .26
Net increase (decrease) in net asset
  value from operations                         1.01          .55          .96         (.71)         .39

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.46)        (.46)        (.47)        (.48)        (.13)
Distributions in excess of net
  investment income                               -0-        (.02)        (.01)          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.46)        (.48)        (.48)        (.49)        (.13)
Net asset value, end of period                $10.16        $9.61        $9.54       $ 9.06       $10.26

TOTAL RETURN
Total investment return based on
  net asset value (d)                          10.80%        5.82%       10.88%       (7.13)%       3.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $26,821      $25,334      $21,821      $20,267       $8,952
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.46%        1.46%        1.46%         .74%         .17%(e)
  Expenses, before waivers/reimpursements       2.22%        2.18%        2.21%        2.13%        2.02%(E)
  Net investment income, net of waivers
    /reimbursements                             4.81%        4.77%        5.08%        4.95%        4.60%(e)
Portfolio turnover rate                          104%         182%         108%         161%          55%


See footnote summary on page 52.


47



FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

OHIO PORTFOLIO

                                                                       CLASS C
                                            -----------------------------------------------------------------
                                                                                              JUNE 25,1993(a)
                                                            YEAR ENDED SEPTEMBER 30,                 TO
                                            --------------------------------------------------  SEPTEMBER 30,
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period          $ 9.61        $9.54        $9.06       $10.26       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .47(c)       .46(c)       .47          .48          .13
Net realized and unrealized gain (loss)
  on investment transactions                     .54          .09          .49        (1.19)         .26
Net increase (decrease) in net asset
  value from operations                         1.01          .55          .96         (.71)         .39

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.46)        (.46)        (.47)        (.48)        (.13)
Distributions in excess of net
  investment income                               -0-        (.02)        (.01)          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.46)        (.48)        (.48)        (.49)        (.13)
Net asset value, end of period                $10.16        $9.61        $9.54       $ 9.06       $10.26

TOTAL RETURN
Total investment return based on
  net asset value (d)                          10.80%        5.82%       10.88%       (7.13)%       3.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $14,878      $17,203      $18,874      $26,294      $19,894
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.45%        1.45%        1.45%         .74%         .17%(e)
  Expenses, before waivers/reimbursements       2.20%        2.16%        2.20%        2.12%        2.02%(e)
  Net investment income, net of waivers
    /reimbursements                             4.81%        4.78%        5.14%        4.89%        4.60%(e)
Portfolio turnover rate                          104%         182%         108%         161%          55%


See footnote summary on page 52.


48



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

PENNSYLVANIA PORTFOLIO

                                                                       CLASS A
                                            -----------------------------------------------------------------
                                                                                              JUNE 25,1993(a)
                                                            YEAR ENDED SEPTEMBER 30,                 TO
                                            --------------------------------------------------  SEPTEMBER 30,
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period          $ 9.85        $9.64        $9.18       $10.25       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .55(c)       .49(c)       .54          .56          .16
Net realized and unrealized gain (loss)
  on investment transactions                     .49          .28          .48        (1.06)         .25
Net increase (decrease) in net asset
  value from operations                         1.04          .77         1.02         (.50)         .41

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.55)        (.53)        (.54)        (.56)        (.16)
Distributions in excess of net
  investment income                             (.01)        (.03)        (.02)          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.56)        (.56)        (.56)        (.57)        (.16)
Net asset value, end of period                $10.33        $9.85        $9.64       $ 9.18       $10.25

TOTAL RETURN
Total investment return based on net
  asset value (d)                              10.85%        8.17%       11.53%       (5.02)%       4.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $24,948      $21,104       $8,721       $7,149       $4,170
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .95%        1.00%        1.00%         .45%          -0-%(e)
  Expenses, before waivers/reimbursements       1.40%        1.45%        1.47%        1.46%        1.31%(e)
  Net investment income, net of waivers
    /reimbursements                             5.44%        5.40%        5.78%        5.73%        5.67%(e)
Portfolio turnover rate                           85%         185%         114%         156%          75%


                                                                       CLASS B
                                            -----------------------------------------------------------------
                                                                                              JUNE 25,1993(a)
                                                            YEAR ENDED SEPTEMBER 30,                 TO
                                            --------------------------------------------------  SEPTEMBER 30,
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period          $ 9.86        $9.65        $9.18       $10.25       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .47(c)       .46(c)       .47          .49          .14
Net realized and unrealized gain (loss)
  on investment transactions                     .49          .24          .49        (1.06)         .25
Net increase (decrease) in net asset
  value from operations                          .96          .70          .96         (.57)         .39

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.47)        (.46)        (.47)        (.49)        (.14)
Distributions in excess of net
  investment income                             (.02)        (.03)        (.02)          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.49)        (.49)        (.49)        (.50)        (.14)
Net asset value, end of period                $10.33        $9.86        $9.65       $ 9.18       $10.25

TOTAL RETURN
Total investment return based on net
  asset value (d)                               9.95%        7.38%       10.78%       (5.72)%       3.94%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $30,078      $30,440      $28,559      $25,637      $12,173
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.66%        1.71%        1.71%        1.16%         .40%(e)
  Expenses, before waivers/reimbursements       2.09%        2.15%        2.17%        2.16%        2.01%(e)
  Net investment income, net of waivers
    /reimbursements                             4.72%        4.69%        5.09%        5.01%        4.97%(e)
Portfolio turnover rate                           85%         185%         114%         156%          75%


See footnote summary on page 52.


49



FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

PENNSYLVANIA PORTFOLIO

                                                                       CLASS C
                                            -----------------------------------------------------------------
                                                                                              JUNE 25,1993(a)
                                                            YEAR ENDED SEPTEMBER 30,                 TO
                                            --------------------------------------------------  SEPTEMBER 30,
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period          $ 9.86        $9.65        $9.18       $10.24       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .47(c)       .46(c)       .47          .49          .14
Net realized and unrealized gain (loss)
  on investment transactions                     .49          .24          .49        (1.05)         .24
Net increase (decrease) in net asset
  value from operations                          .96          .70          .96         (.56)         .38

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.47)        (.46)        (.47)        (.49)        (.14)
Distributions in excess of net
  investment income                             (.02)        (.03)        (.02)          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.49)        (.49)        (.49)        (.50)        (.14)
Net asset value, end of period                $10.33        $9.86        $9.65       $ 9.18       $10.24

TOTAL RETURN
Total investment return based on net
  asset value (d)                               9.95%        7.37%       10.78%       (5.63)%       3.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $15,486      $13,996      $15,052      $18,198      $13,541
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.65%        1.70%        1.70%        1.15%         .40%(e)
  Expenses, before waivers/reimbursements       2.10%        2.14%        2.17%        2.15%        2.01%(e)
  Net investment income, net of waivers
    /reimbursements                             4.73%        4.69%        5.09%        4.99%        4.97%(e)
Portfolio turnover rate                           85%         185%         114%         156%          75%


See footnote summary on page 52.


50



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

VIRGINIA PORTFOLIO

                                                                  CLASS A
                                            ----------------------------------------------------
                                                                                APR. 29, 1994(a)
                                                  YEAR ENDED SEPTEMBER 30,              TO
                                            -------------------------------------  SEPTEMBER 30,
                                                1997         1996         1995         1994
                                            -----------  -----------  -----------  -------------
Net asset value, beginning of period          $10.58       $10.29       $ 9.69       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .57(c)       .57(c)       .56          .24
Net realized and unrealized gain (loss)
  on investment transactions                     .57          .37          .61         (.31)
Net increase (decrease) in net asset
  value from operations                         1.14          .94         1.17         (.07)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.57)        (.57)        (.56)        (.24)
Distributions in excess of net
  investment income                               -0-          -0-        (.01)          -0-
Distributions from net realized gains           (.25)        (.08)          -0-          -0-
Total dividends and distributions               (.82)        (.65)        (.57)        (.24)
Net asset value, end of period                $10.90       $10.58       $10.29       $ 9.69

TOTAL RETURN
Total investment return based on net
  asset value (d)                              11.32%        9.39%       12.46%        (.71)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $3,530       $2,455       $1,855       $1,249
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .67%         .67%         .67%         .57%(e)
  Expenses, before waivers/reimbursements       3.57%        5.18%        8.96%       12.29%(e)
  Net investment income, net of waivers
    /reimbursements                             5.39%        5.39%        5.59%        5.62%(e)
Portfolio turnover rate                          258%         298%         128%          65%


                                                                  CLASS B
                                            ----------------------------------------------------
                                                                                APR. 29, 1994(a)
                                                  YEAR ENDED SEPTEMBER 30,              TO
                                            -------------------------------------  SEPTEMBER 30,
                                                1997         1996         1995         1994
                                            -----------  -----------  -----------  -------------
Net asset value, beginning of period          $10.57       $10.29       $ 9.69       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .50(c)       .50(c)       .49          .22
Net realized and unrealized gain (loss)
  on investment transactions                     .58          .36          .61         (.32)
Net increase (decrease) in net asset
  value from operations                         1.08          .86         1.10         (.10)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.50)        (.50)        (.49)        (.21)
Distributions in excess of net
  investment income                               -0-          -0-        (.01)          -0-
Distributions from net realized gains           (.25)        (.08)          -0-          -0-
Total dividends and distributions               (.75)        (.58)        (.50)        (.21)
Net asset value, end of period                $10.90       $10.57       $10.29       $ 9.69

TOTAL RETURN
Total investment return based on
  net asset value (d)                          10.70%        8.57%       11.67%       (1.01)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $5,020       $3,345       $1,193         $224
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.37%        1.37%        1.37%        1.27%(e)
  Expenses, before waivers/reimbursements       4.29%        5.88%        9.66%       12.99%(e)
  Net investment income, net of waivers
    /reimbursements                             4.68%        4.70%        4.80%        4.97%(e)
Portfolio turnover rate                          258%         298%         128%          65%


See footnote summary on page 52.


51



FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

VIRGINIA PORTFOLIO

                                                                  CLASS C
                                            ----------------------------------------------------
                                                                                APR. 29, 1994(a)
                                                  YEAR ENDED SEPTEMBER 30,              TO
                                            -------------------------------------  SEPTEMBER 30,
                                                1997         1996         1995         1994
                                            -----------  -----------  -----------  -------------
Net asset value, beginning of period          $10.57       $10.29       $ 9.70       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .50(c)       .50(c)       .49          .21
Net realized and unrealized gain (loss)
  on investment transactions                     .58          .36          .60         (.30)
Net increase (decrease) in net asset
  value from operations                         1.08          .86         1.09         (.09)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.50)        (.50)        (.49)        (.21)
Distributions in excess of net
  investment income                               -0-          -0-        (.01)          -0-
Distributions from net realized gains           (.25)        (.08)          -0-          -0-
Total dividends and distributions               (.75)        (.58)        (.50)        (.21)
Net asset value, end of period                $10.90       $10.57       $10.29       $ 9.70

TOTAL RETURN
Total investment return based on net
  asset value (d)                              10.70%        8.58%       11.56%        (.91)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $1,207         $642         $122          $43
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.37%        1.37%        1.37%        1.27%(e)
  Expenses, before waivers/reimbursements       4.25%        5.88%        9.66%       12.99%(e)
  Net investment income, net of waivers
    /reimbursements                             4.66%        4.73%        4.81%        4.67%(e)
Portfolio turnover rate                          258%         298%         128%          65%


(a)  Commencement of operations.

(b)  Net of fee waived and expenses reimbursed by the Adviser.

(c)  Based on average shares.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period less than one year is not annualized.

(e)  Annualized.


52



REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS                          ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
ALLIANCE MUNICIPAL INCOME FUND II

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Alliance Municipal Income Fund II (comprising, respectively, the Arizona, Florida, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania and Virginia Portfolios), as of September 30, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Alliance Municipal Income Fund II at September 30, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


New York, New York
November 4, 1997



FEDERAL TAX INFORMATION (UNAUDITED)
_______________________________________________________________________________

In accordance with Federal tax law, the following table represents each portfolio's designation of "exempt-interest dividends" and long-term capital gain distributions paid during the fiscal year ended September 30, 1997.

As required by Federal tax law rules, shareholders will receive notification of their portion of each portfolio's taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 1997 calendar year on Form 1099-DIV which will be mailed by January 31, 1998.

                       EXEMPT-INTEREST    LONG-TERM CAPITAL
PORTFOLIO                 DIVIDENDS      GAIN DISTRIBUTIONS
---------              ---------------   ------------------
Arizona                     703,532            26,988
Florida                   3,303,035                --
Massachusetts               798,463            55,295
Michigan                    754,791           103,126
Minnesota                   923,515                --
New Jersey                3,446,602                --
Ohio                      2,238,436                --
Pennsylvania              3,418,684                --
Virginia                    391,354            46,947


53



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

BOARD OF TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JAMES R. GREEN (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
SUSAN P. KEENAN, SENIOR VICE PRESIDENT
DAVID DOWDEN, VICE PRESIDENT
TERRANCE HULTS, VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JUAN J. RODRIGUEZ, CONTROLLER

CUSTODIAN
THE BANK OF NEW YORK
48 Wall Street
New York, NY 10286

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


54



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
Alliance Global Environment Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


55



ALLIANCE MUNICIPAL INCOME FUND II
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

MUNIIIAR